UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22375

PIMCO Equity Series

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

Trent W. Walker

Treasurer and Principal Financial Officer

PIMCO Equity Series

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: June 30

Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Table of Contents
PIMCO Dividend and Income Builder Fund

PIMCO Emerging Multi-Asset Fund

PIMCO EqS® Dividend Fund

PIMCO EqS® Emerging Markets Fund

PIMCO EqS® Long/Short Fund

PIMCO EqS Pathfinder Fund®

Schedule of Investments

PIMCO Dividend and Income Builder Fund

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.1%
ASSET-BACKED SECURITIES 0.1%
UNITED STATES 0.1%
Credit Suisse First Boston Mortgage Securities Corp.
0.799% due 01/25/2032	$16	$15
EMC Mortgage Loan Trust
0.829% due 02/25/2041	74	68
JPMorgan Mortgage Acquisition Trust
5.540% due 11/25/2036	200	182
Morgan Stanley Home Equity Loan Trust
0.279% due 12/25/2036	219	118

Total Asset-Backed Securities (Cost $379)		383

	SHARES
COMMON STOCKS 84.7%
BERMUDA 0.8%
ENERGY 0.8%
Golar LNG Partners LP	159,284	5,177

Total Bermuda		5,177

BRAZIL 4.8%
FINANCIALS 1.4%
BB Seguridade Participacoes S.A.	879,208	8,652

INDUSTRIALS 0.9%
Arteris S.A.	628,300	5,585

UTILITIES 2.5%
Cia de Saneamento Basico do Estado de Sao Paulo SP - ADR	1,527,089	15,210

Total Brazil		29,447

CHINA 1.3%
INDUSTRIALS 1.3%
Guangshen Railway Co. Ltd. ‘H’	4,594,000	2,430
Zhejiang Expressway Co. Ltd. ‘H’	5,868,000	5,437

Total China		7,867

CYPRUS 2.4%
ENERGY 2.4%
ProSafe SE	1,824,384	14,561

Total Cyprus		14,561

FRANCE 2.7%
ENERGY 2.7%
Total S.A.	280,610	16,265

Total France		16,265

HONG KONG 1.6%
CONSUMER DISCRETIONARY 0.4%
Tianneng Power International Ltd.	6,690,000	2,580

INDUSTRIALS 0.8%
Yuexiu Transport Infrastructure Ltd.	8,392,000	4,612

TELECOMMUNICATION SERVICES 0.4%
SmarTone Telecommunications Holdings Ltd.	1,950,500	2,585

Total Hong Kong		9,777

ITALY 0.9%
INDUSTRIALS 0.9%
Societa Iniziative Autostradali e Servizi SpA	544,149	5,352

Total Italy		5,352

JAPAN 3.5%
TELECOMMUNICATION SERVICES 3.5%
Nippon Telegraph & Telephone Corp.	406,000	21,133

Total Japan		21,133

NETHERLANDS 1.7%
ENERGY 1.7%
Royal Dutch Shell PLC ‘A’	323,919	10,678

Total Netherlands		10,678

PANAMA 0.4%
INDUSTRIALS 0.4%
Copa Holdings S.A.	19,179	2,659

Total Panama		2,659

SOUTH AFRICA 3.5%
CONSUMER DISCRETIONARY 0.8%
Imperial Holdings Ltd.	242,963	5,278

HEALTH CARE 0.9%
Life Healthcare Group Holdings Ltd.	1,493,283	5,315

TELECOMMUNICATION SERVICES 1.8%
MTN Group Ltd.	553,529	10,810

Total South Africa		21,403

SPAIN 2.9%
UTILITIES 2.9%
Enagas S.A.	722,961	17,718

Total Spain		17,718

SWITZERLAND 1.8%
HEALTH CARE 1.8%
Roche Holding AG	40,928	11,045

Total Switzerland		11,045

TAIWAN 1.0%
INFORMATION TECHNOLOGY 1.0%
Radiant Opto-Electronics Corp.	1,776,590	6,336

Total Taiwan		6,336

THAILAND 0.4%
INDUSTRIALS 0.4%
Bangkok Expressway PCL	2,386,700	2,637

Total Thailand		2,637

TURKEY 1.0%
INDUSTRIALS 1.0%
TAV Havalimanlari Holding A/S	838,761	5,922

Total Turkey		5,922

UNITED KINGDOM 9.0%
CONSUMER DISCRETIONARY 1.1%
Marks & Spencer Group PLC	833,435	6,697

CONSUMER STAPLES 1.8%
Imperial Tobacco Group PLC	297,671	11,004

FINANCIALS 6.1%
HSBC Holdings PLC	1,224,741	13,256
Intermediate Capital Group PLC	1,476,905	10,666
Standard Chartered PLC	541,160	12,965

		36,887

Total United Kingdom		54,588

UNITED STATES 45.0%
CONSUMER DISCRETIONARY 9.6%
Coach, Inc.	196,132	10,695
Foot Locker, Inc.	326,520	11,082
General Motors Co. (b)	375,993	13,525
Kohl’s Corp.	237,123	12,271
Staples, Inc.	750,840	11,000

		58,573

CONSUMER STAPLES 3.9%
Walgreen Co.	435,684	23,440

ENERGY 2.7%
Marathon Petroleum Corp.	254,771	16,387

FINANCIALS 14.1%
Apollo Investment Corp.	666,595	5,433
Blackstone Group LP	231,213	5,755
Capitol Federal Financial, Inc.	238,469	2,964
JPMorgan Chase & Co.	418,440	21,629
KeyCorp	1,681,031	19,164
Northwest Bancshares, Inc.	225,241	2,978
Prudential Financial, Inc.	157,878	12,311
Solar Capital Ltd.	426,855	9,463
Solar Senior Capital Ltd.	233,332	4,218
Washington Federal, Inc.	106,560	2,204

		86,119

HEALTH CARE 3.1%
Medtronic, Inc.	203,815	10,853
Merck & Co., Inc.	168,212	8,009

		18,862

INFORMATION TECHNOLOGY 10.7%
Cisco Systems, Inc.	925,356	21,672
Microsoft Corp.	331,245	11,034
Qualcomm, Inc.	281,409	18,956
Western Digital Corp.	215,969	13,692

		65,354

MATERIALS 0.9%
Tronox Ltd. ‘A’	219,594	5,373

Total United States		274,108

Total Common Stocks (Cost $500,471)		516,673

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 6.1%
AUSTRALIA 0.0%
INDUSTRIALS 0.0%
Asciano Finance Ltd.
5.000% due 04/07/2018	$100	106

Total Australia		106

AUSTRIA 0.0%
INDUSTRIALS 0.0%
OGX Austria GmbH
8.500% due 06/01/2018	200	33
8.375% due 04/01/2022	200	33
Sappi Papier Holding GmbH
7.750% due 07/15/2017	200	209

Total Austria		275

BERMUDA 0.0%
INDUSTRIALS 0.0%
Weatherford International Ltd.
7.000% due 03/15/2038	200	213

Total Bermuda		213

BRAZIL 0.3%
BANKING & FINANCE 0.2%
Banco Votorantim S.A.
5.250% due 02/11/2016	200	207
BM&FBovespa S.A.
5.500% due 07/16/2020	200	207
Petrobras Global Finance BV
2.408% due 01/15/2019	500	492

		906

INDUSTRIALS 0.0%
Braskem America Finance Co.
7.125% due 07/22/2041	200	183
Braskem Finance Ltd.
7.000% due 05/07/2020	100	106

		289

UTILITIES 0.1%
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	400	426

Total Brazil		1,621

CAYMAN ISLANDS 0.1%
BANKING & FINANCE 0.1%
IPIC GMTN Ltd.
5.000% due 11/15/2020	250	272

UTILITIES 0.0%
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021	185	189

Total Cayman Islands		461

CHILE 0.0%
BANKING & FINANCE 0.0%
Banco Santander Chile
3.875% due 09/20/2022		300	279

Total Chile			279

FRANCE 0.3%
BANKING & FINANCE 0.2%
AXA S.A.
5.125% due 07/04/2043	EUR	100	139
Banque PSA Finance S.A.
2.174% due 04/04/2014		$250	249
BPCE S.A.
12.500% due 12/31/2049		100	127
12.500% due 09/30/2019 (d)	EUR	300	513
CNP Assurances
6.875% due 09/30/2041		200	300
RCI Banque S.A.
4.600% due 04/12/2016		$100	106
3.500% due 04/03/2018		200	204

			1,638

INDUSTRIALS 0.1%
Europcar Groupe S.A.
11.500% due 05/15/2017	EUR	200	312

Total France			1,950

GERMANY 0.1%
INDUSTRIALS 0.1%
KP Germany Erste GmbH
11.625% due 07/15/2017		100	157
Orion Engineered Carbons Bondco GmbH
10.000% due 06/15/2018		180	272

Total Germany			429

GUERNSEY, CHANNEL ISLANDS 0.1%
BANKING & FINANCE 0.1%
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		$388	389

Total Guernsey, Channel Islands			389

IRELAND 0.3%
BANKING & FINANCE 0.0%
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		200	212

INDUSTRIALS 0.2%
Nara Cable Funding Ltd.
8.875% due 12/01/2018	EUR	300	434
Russian Railways via RZD Capital PLC
5.739% due 04/03/2017		$200	214
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016		400	425

			1,073

UTILITIES 0.1%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		100	122

Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016		300	319

			441

Total Ireland			1,726

ITALY 0.2%
BANKING & FINANCE 0.2%
Banco Popolare S.C.
3.250% due 09/30/2016	EUR	300	412
Intesa Sanpaolo SpA
6.500% due 02/24/2021		$600	625
3.125% due 01/15/2016		100	100

			1,137

UTILITIES 0.0%
Telecom Italia SpA
6.375% due 06/24/2019	GBP	150	250

Total Italy			1,387

JAPAN 0.1%
UTILITIES 0.1%
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	300	408

Total Japan			408

LUXEMBOURG 0.5%
BANKING & FINANCE 0.1%
Fiat Finance & Trade S.A.
7.625% due 09/15/2014		100	142
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022		$200	210
5.180% due 06/28/2019		200	209
VTB Bank OJSC Via VTB Capital S.A.
6.875% due 05/29/2018		200	216

			777

INDUSTRIALS 0.3%
ArcelorMittal
7.500% due 10/15/2039		200	191
Finmeccanica Finance S.A.
8.000% due 12/16/2019	GBP	100	180
Geo Debt Finance S.C.A.
7.500% due 08/01/2018	EUR	100	143
INEOS Group Holdings S.A.
7.875% due 02/15/2016		135	185
Wind Acquisition Finance S.A.
7.250% due 02/15/2018		$400	416
7.375% due 02/15/2018	EUR	100	142
11.750% due 07/15/2017		100	144

			1,401

UTILITIES 0.1%
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022		$200	215
9.250% due 04/23/2019		200	247
Telecom Italia Capital S.A.
7.721% due 06/04/2038		300	290

			752

Total Luxembourg			2,930

MEXICO 0.1%
INDUSTRIALS 0.1%
America Movil S.A.B. de C.V.
8.460% due 12/18/2036	MXN	1,000	75
9.000% due 01/15/2016		3,400	282
6.125% due 03/30/2040		$200	211
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022 ^		300	45
9.250% due 06/30/2020 ^		100	15

Desarrolladora Homex S.A.B. de C.V.
7.500% due 09/28/2015 ^		300	75

Total Mexico			703

NETHERLANDS 0.3%
BANKING & FINANCE 0.1%
GMAC International Finance BV
7.500% due 04/21/2015	EUR	100	145
Rabobank Group
6.875% due 03/19/2020		400	600

			745

INDUSTRIALS 0.1%
Schaeffler Finance BV
7.750% due 02/15/2017		$100	113
Schaeffler Holding Finance BV
6.875% due 08/15/2018	EUR	100	142
UPC Holding BV
9.875% due 04/15/2018		$100	109

			364

UTILITIES 0.1%
Enel Finance International NV
6.800% due 09/15/2037		200	200
5.125% due 10/07/2019		300	314
Koninklijke KPN NV
6.125% due 09/14/2018 (d)	EUR	300	416

			930

Total Netherlands			2,039

NORWAY 0.0%
BANKING & FINANCE 0.0%
Eksportfinans ASA
1.600% due 03/20/2014	JPY	10,000	101
3.000% due 11/17/2014		$135	135

Total Norway			236

QATAR 0.1%
INDUSTRIALS 0.0%
Nakilat, Inc.
6.067% due 12/31/2033		200	213

UTILITIES 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd.
6.332% due 09/30/2027		250	284

Total Qatar			497

RUSSIA 0.0%
INDUSTRIALS 0.0%
Lukoil International Finance BV
7.250% due 11/05/2019		200	228

Total Russia			228

SOUTH AFRICA 0.1%
INDUSTRIALS 0.1%
AngloGold Ashanti Holdings PLC
6.500% due 04/15/2040		200	154
Foodcorp Pty. Ltd.
8.750% due 03/01/2018	EUR	200	292

Total South Africa			446

SOUTH KOREA 0.1%
BANKING & FINANCE 0.1%
Export-Import Bank of Korea
4.375% due 09/15/2021		$700	738

Total South Korea			738

SPAIN 0.2%
BANKING & FINANCE 0.1%
Bankia S.A.
0.424% due 01/25/2016	EUR	400	506
BBVA U.S. Senior S.A.U.
4.664% due 10/09/2015		$300	312

			818

INDUSTRIALS 0.1%
Obrascon Huarte Lain S.A.
8.750% due 03/15/2018	EUR	200	297

Total Spain			1,115

UNITED ARAB EMIRATES 0.1%
INDUSTRIALS 0.1%
Dolphin Energy Ltd.
5.888% due 06/15/2019		$71	78
5.500% due 12/15/2021		200	220

Total United Arab Emirates			298

UNITED KINGDOM 1.1%
BANKING & FINANCE 0.6%
Barclays Bank PLC
14.000% due 06/15/2019 (d)	GBP	300	653
Co-operative Group Holdings
6.875% due 07/08/2020		200	304
HSBC Bank PLC
4.125% due 08/12/2020		$500	526
LBG Capital PLC
15.000% due 12/21/2019	GBP	300	703
7.869% due 08/25/2020		100	172
Mitchells & Butlers Finance PLC
0.967% due 12/15/2028		178	260
Royal Bank of Scotland PLC
6.934% due 04/09/2018	EUR	200	298
9.500% due 03/16/2022		$200	231
Virgin Media Secured Finance PLC
5.500% due 01/15/2021	GBP	200	326

			3,473

INDUSTRIALS 0.5%
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		$400	425
DFS Furniture Holdings PLC
7.625% due 08/15/2018	GBP	200	344
Enterprise Inns PLC
6.875% due 02/15/2021		200	316
Greene King Finance PLC
5.106% due 03/15/2034		100	172
Heathrow Finance PLC
7.125% due 03/01/2017		300	526
Marstons Issuer PLC
5.641% due 07/15/2035		200	275
Priory Group PLC
8.875% due 02/15/2019		200	325
Spirit Issuer PLC
6.582% due 12/28/2027		200	324

			2,707

UTILITIES 0.0%
SSE PLC
5.625% due 10/01/2017 (d)		$200	207

Total United Kingdom			6,387

UNITED STATES 1.8%
BANKING & FINANCE 0.8%
American International Group, Inc.
6.765% due 11/15/2017	GBP	100	190

Bank of America Corp.
6.000% due 09/01/2017	$100	113
Cantor Fitzgerald LP
7.875% due 10/15/2019	300	314
Denali Borrower LLC
5.625% due 10/15/2020 (a)	500	488
Goldman Sachs Group, Inc.
5.250% due 07/27/2021	400	433
7.500% due 02/15/2019	300	363
International Lease Finance Corp.
7.125% due 09/01/2018	325	365
JPMorgan Chase & Co.
4.250% due 10/15/2020	600	630
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018	150	177
Morgan Stanley
6.250% due 08/28/2017	100	114
5.625% due 09/23/2019	500	559
7.300% due 05/13/2019	100	120
SLM Corp.
6.250% due 01/25/2016	200	214
8.450% due 06/15/2018	200	226
Springleaf Finance Corp.
5.400% due 12/01/2015	500	520
6.900% due 12/15/2017	200	210

		5,036

INDUSTRIALS 0.7%
Aleris International, Inc.
7.625% due 02/15/2018	300	315
Altria Group, Inc.
10.200% due 02/06/2039	200	306
Brocade Communications Systems, Inc.
6.875% due 01/15/2020	400	434
CONSOL Energy, Inc.
8.000% due 04/01/2017	100	107
Crown Castle Towers LLC
6.113% due 01/15/2040	100	113
CVS Pass-Through Trust
8.353% due 07/10/2031	92	117
Delta Air Lines Pass-Through Trust
4.750% due 11/07/2021	96	101
First Data Corp.
7.375% due 06/15/2019	200	211
HCA, Inc.
6.500% due 02/15/2020	100	109
HD Supply, Inc.
8.125% due 04/15/2019	100	112
Hexion U.S. Finance Corp.
8.875% due 02/01/2018	300	312
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019	500	515
Newfield Exploration Co.
6.875% due 02/01/2020	200	211
Pittsburgh Glass Works LLC
8.500% due 04/15/2016	200	206
Reynolds Group Issuer, Inc.
8.500% due 05/15/2018	100	105
Rockies Express Pipeline LLC
6.850% due 07/15/2018	100	95
5.625% due 04/15/2020	400	340
U.S. Airways Pass-Through Trust
5.900% due 04/01/2026	100	104
Vector Group Ltd.
7.750% due 02/15/2021	300	312
Viacom, Inc.
5.850% due 09/01/2043	200	204
Warner Chilcott Co. LLC
7.750% due 09/15/2018	100	109

		4,438

UTILITIES 0.3%
FirstEnergy Solutions Corp.
6.800% due 08/15/2039	300	300
MetroPCS Wireless, Inc.
6.250% due 04/01/2021	150	151
NGPL PipeCo LLC
9.625% due 06/01/2019	250	234
NRG Energy, Inc.
7.875% due 05/15/2021	100	108
7.625% due 01/15/2018	100	111
Penn Virginia Corp.
8.500% due 05/01/2020	300	306

Verizon Communications, Inc.
6.550% due 09/15/2043	300	340

		1,550

Total United States		11,024

VENEZUELA 0.1%
INDUSTRIALS 0.1%
Petroleos de Venezuela S.A.
8.500% due 11/02/2017	600	545

Total Venezuela		545

VIRGIN ISLANDS (BRITISH) 0.1%
INDUSTRIALS 0.0%
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	400	324

UTILITIES 0.1%
Rosneft Finance S.A.
7.875% due 03/13/2018	200	231
6.625% due 03/20/2017	200	221

		452

Total Virgin Islands (British)		776

Total Corporate Bonds & Notes (Cost $37,442)		37,206

	UNITS
EQUITY-LINKED SECURITIES 1.3%
SAUDI ARABIA 1.3%
CONSUMER STAPLES 0.9%
HSBC Bank PLC, Etihad Etisalat Co. - Exp. 3/30/2015	237,218	5,361

INDUSTRIALS 0.4%
Merrill Lynch International & Co., Saudi Airlines Catering Co. - Exp. 04/29/2015	75,841	2,619

Total Equity-Linked Securities (Cost $7,533)		7,980

	PRINCIPAL AMOUNT (000s)
MORTGAGE-BACKED SECURITIES 1.3%
UNITED STATES 1.3%
Alternative Loan Trust
6.000% due 06/25/2036	$325	253
6.000% due 05/25/2037	351	272
American Home Mortgage Assets Trust
6.250% due 06/25/2037	214	134
Banc of America Alternative Loan Trust
6.000% due 04/25/2036	119	107
6.000% due 06/25/2046	144	113
6.000% due 07/25/2046	247	203
Banc of America Funding Corp.
5.380% due 05/20/2036	64	62
6.000% due 08/25/2037	299	261
Banc of America Mortgage Trust
5.627% due 11/20/2046	40	35
6.000% due 10/25/2036 ^	74	66
Bear Stearns Alt-A Trust
2.952% due 05/25/2036	249	141
5.204% due 09/25/2035	178	140
Bear Stearns Mortgage Funding Trust
7.000% due 08/25/2036	328	260
Chase Mortgage Finance Trust
2.705% due 09/25/2036	129	106
Citigroup Mortgage Loan Trust, Inc.
2.569% due 07/25/2046 ^	31	24
CitiMortgage Alternative Loan Trust
6.000% due 01/25/2037	175	148

Countrywide Alternative Loan Trust
6.000% due 03/25/2036	67	53
6.000% due 05/25/2036	59	46
6.000% due 02/25/2037 ^	280	199
6.000% due 03/25/2037 ^	88	70
6.000% due 05/25/2037 ^	27	21
6.000% due 06/25/2037 ^	927	783
6.250% due 12/25/2036 ^	57	46
6.500% due 11/25/2037	53	44
Countrywide Home Loan Mortgage Pass-Through Trust
0.679% due 07/25/2037 ^	69	45
5.164% due 09/25/2037 ^	173	149
Credit Suisse First Boston Mortgage Securities Corp.
6.000% due 11/25/2035 ^	32	22
6.000% due 01/25/2036	91	71
Credit Suisse Mortgage Capital Certificates
6.046% due 12/29/2037	281	163
CSMC Mortgage-Backed Trust
5.000% due 03/25/2037	8	8
6.500% due 10/25/2021	194	164
6.750% due 08/25/2036 ^	38	28
Deutsche ALT-A Securities, Inc.
0.379% due 02/25/2047	35	25
First Horizon Alternative Mortgage Securities
2.316% due 06/25/2036	913	695
Harborview Mortgage Loan Trust
0.520% due 06/20/2035	6	5
5.335% due 06/19/2036 ^	37	27
HSI Asset Loan Obligation Trust
6.000% due 06/25/2037	38	33
IndyMac Mortgage Loan Trust
2.454% due 06/25/2037	287	150
4.694% due 08/25/2035	143	118
4.694% due 08/25/2035 ^	286	235
4.712% due 05/25/2037	215	150
JPMorgan Alternative Loan Trust
5.735% due 05/26/2037	159	135
JPMorgan Mortgage Trust
6.500% due 07/25/2036	160	139
Merrill Lynch Mortgage Investors Trust
2.497% due 02/25/2036	19	18
3.019% due 03/25/2036 ^	28	20
Morgan Stanley Mortgage Loan Trust
2.516% due 06/25/2037	899	515
6.000% due 10/25/2037 ^	109	85
RBSSP Resecuritization Trust
9.115% due 06/26/2037	300	179
Residential Accredit Loans, Inc. Trust
0.579% due 10/25/2045	215	155
5.500% due 03/25/2037	385	271
6.000% due 08/25/2036	77	59
6.000% due 08/25/2036 ^	178	136
6.250% due 03/25/2037 ^	92	63
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 10/25/2036	28	26
Wells Fargo Alternative Loan Trust
6.250% due 11/25/2037	496	455

Total Mortgage-Backed Securities (Cost $7,722)		7,931

MUNICIPAL BONDS & NOTES 0.1%
MICHIGAN 0.0%
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034		95	75

Total Michigan			75

VIRGINIA 0.0%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046		390	271

Total Virginia			271

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		380	300

Total West Virginia			300

Total Municipal Bonds & Notes (Cost $690)			646

	SHARES
REAL ESTATE INVESTMENT TRUSTS 3.3%
UNITED STATES 3.3%
American Capital Agency Corp.		315,143	7,113
Annaly Capital Management, Inc.		217,109	2,514
Colony Financial, Inc.		529,314	10,576

Total Real Estate Investment Trusts (Cost $21,294)			20,203

	PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 0.8%
AUSTRALIA 0.1%
New South Wales Treasury Corp.
6.000% due 03/01/2022	AUD $	600	625

Total Australia			625

BRAZIL 0.1%
Banco Nacional de Desenvolvimento Economico e Social
6.500% due 06/10/2019		$500	544

Total Brazil			544

CANADA 0.2%
Province of Ontario
3.150% due 06/02/2022	CAD	600	577
Province of Quebec
4.500% due 12/01/2018		250	267
4.500% due 12/01/2019		350	373

Total Canada			1,217

MEXICO 0.1%
Mexico Government International Bond
6.000% due 06/18/2015	MXN	2,500	199
7.250% due 12/15/2016		1,400	116

Total Mexico			315

SOUTH AFRICA 0.1%
South Africa Government International Bond
8.000% due 12/21/2018	ZAR	5,000	520

Total South Africa			520

SPAIN 0.2%
Autonomous Community of Catalonia
3.875% due 04/07/2015	EUR	100	136
4.750% due 06/04/2018		300	401

Autonomous Community of Madrid
5.750% due 02/01/2018	100	148
Autonomous Community of Valencia
3.250% due 07/06/2015	50	67
4.375% due 07/16/2015	200	275
Xunta de Galicia
6.131% due 04/03/2018	200	299

Total Spain		1,326

VENEZUELA 0.0%
Venezuela Government International Bond
7.650% due 04/21/2025	$100	73
7.750% due 10/13/2019	200	167

Total Venezuela		240

Total Sovereign Issues (Cost $4,981)		4,787

U.S. TREASURY OBLIGATIONS 0.1%
UNITED STATES 0.1%
U.S. Treasury Notes
0.125% due 07/31/2014	100	100
0.250% due 04/30/2014 (g)	19	19
0.250% due 08/31/2014	200	200

Total U.S. Treasury Obligations (Cost $319)		319

SHORT-TERM INSTRUMENTS 1.3%
REPURCHASE AGREEMENTS (e) 1.1%		6,823

U.S. TREASURY BILLS 0.2%
0.012% due 10/03/2013 - 02/27/2014 (c)(i)	1,300	1,300

Total Short-Term Instruments (Cost $8,123)		8,123

Total Investments in Securities (Cost $588,954)		604,251

	SHARES
INVESTMENTS IN AFFILIATES 2.3%
SHORT-TERM INSTRUMENTS 2.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.3%
PIMCO Short-Term Floating NAV Portfolio	1,384,627	13,856

Total Short-Term Instruments (Cost $13,856)		13,856

Total Investments in Affiliates (Cost $13,856)		13,856

Total Investments 101.4% (Cost $602,810)		$618,107
Financial Derivative Instruments (f)(h) (0.2%) (Cost or Premiums, net $0)		(1,248)
Other Assets and Liabilities, net (1.2%)		(7,326)

Net Assets 100.0%		$609,533

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Perpetual maturity, date shown represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.080%	09/30/2013	10/01/2013	$800	U.S. Treasury Notes 0.250% due 09/30/2015	$(817)	$800	$800
GSC	0.090%	09/30/2013	10/01/2013	4,400	Fannie Mae 2.500% due 12/01/2027	(4,541)	4,400	4,400
SSB	0.000%	09/30/2013	10/01/2013	1,623	Fannie Mae 2.200% due 10/17/2022	(1,657)	1,623	1,623

Total Repurchase Agreements						$(7,015)	$6,823	$6,823

(1)	Includes accrued interest.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australian dollar currency December Futures	Long	12/2013	1	$(1)	$0	$0
British pound currency December Futures	Short	12/2013	281	(803)	0	(91)
Canadian dollar currency December Futures	Long	12/2013	2	1	0	0
Euro currency December Futures	Long	12/2013	36	103	3	0
Japanese yen currency December Futures	Long	12/2013	73	172	7	0

Total Futures Contracts				$(528)	$10	$(91)

(g)	Securities with an aggregate market value of $19 and cash of $825 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2013.

(h)	Financial Derivative Instruments: Over The Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BRC	10/2013	KRW	81,284		$70	$0	$(6)
	10/2013	THB	2,047		65	0	0
	10/2013		$117	HKD	912	0	0
	11/2013	BRL	2,342		$1,026	0	(22)
CBK	10/2013	TRY	276		140	4	0
	10/2013	ZAR	25,060		2,487	0	(6)
DUB	10/2013	HKD	7,863		1,014	0	0
	10/2013		$696	KRW	799,200	47	0
	10/2013		14,908	ZAR	146,429	0	(339)
	12/2013	ZAR	146,429		$14,778	338	0
FBF	10/2013	BRL	8,614		3,609	0	(277)
	10/2013		$3,863	BRL	8,614	24	0
	11/2013	BRL	19,039		$8,211	0	(313)
GLM	10/2013		$3,014	HKD	23,371	0	0
	10/2013	ZAR	9,767		$984	12	0
HUS	10/2013	TRY	7,155		3,769	232	0
	10/2013		$12,290	NOK	73,619	0	(47)
	10/2013		48	PHP	2,086	0	0
	10/2013		375	THB	12,079	10	0
	10/2013		1,733	TRY	3,268	0	(117)
	10/2013	ZAR	111,602		$11,122	17	0
	11/2013	NOK	73,619		12,275	47	0
	01/2014	THB	12,079		373	0	(11)
JPM	10/2013	HKD	16,421		2,118	0	0
	10/2013	KRW	717,916		619	0	(48)
	10/2013	PHP	2,086		48	0	0
	10/2013	THB	10,032		320	0	0
	10/2013		$2,068	TRY	4,163	0	(11)
	12/2013	TRY	4,163		$2,045	9	0
	01/2014		$118	HKD	912	0	0
MSC	10/2013	BRL	10,746		$4,746	0	(103)
	10/2013		$4,739	BRL	10,746	110	0
	11/2013	BRL	10,746		$4,706	0	(105)
UAG	10/2013	NOK	73,619		12,055	0	(188)
	11/2013	BRL	15,218		6,389	0	(424)

Total Forward Foreign Currency Contracts						$850	$(2,017)

(i)	Securities with an aggregate market value of $600 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Asset-Backed Securities
United States	$0	$383	$0	$383
Common Stocks
Bermuda
Energy	5,177	0	0	5,177
Brazil
Financials	8,652	0	0	8,652
Industrials	5,585	0	0	5,585
Utilities	15,210	0	0	15,210
China
Industrials	0	7,867	0	7,867
Cyprus
Energy	0	14,561	0	14,561
France
Energy	0	16,265	0	16,265
Hong Kong
Consumer Discretionary	0	2,580	0	2,580
Industrials	0	4,612	0	4,612
Telecommunication Services	2,585	0	0	2,585
Italy
Industrials	5,352	0	0	5,352
Japan
Telecommunication Services	0	21,133	0	21,133
Netherlands
Energy	0	10,678	0	10,678
Panama
Industrials	2,659	0	0	2,659
South Africa
Consumer Discretionary	0	5,278	0	5,278
Health Care	0	5,315	0	5,315
Telecommunication Services	0	10,810	0	10,810
Spain
Utilities	0	17,718	0	17,718
Switzerland
Health Care	0	11,045	0	11,045
Taiwan
Information Technology	0	6,336	0	6,336
Thailand
Industrials	0	2,637	0	2,637
Turkey
Industrials	0	5,922	0	5,922
United Kingdom
Consumer Discretionary	0	6,697	0	6,697
Consumer Staples	0	11,004	0	11,004
Financials	0	36,887	0	36,887
United States
Consumer Discretionary	58,573	0	0	58,573
Consumer Staples	23,440	0	0	23,440
Energy	16,387	0	0	16,387
Financials	86,119	0	0	86,119
Health Care	18,862	0	0	18,862
Information Technology	65,354	0	0	65,354
Materials	5,373	0	0	5,373
Corporate Bonds & Notes
Australia
Industrials	0	106	0	106
Austria
Industrials	0	275	0	275
Bermuda
Industrials	0	213	0	213
Brazil
Banking & Finance	0	906	0	906
Industrials	0	289	0	289
Utilities	0	426	0	426
Cayman Islands
Banking & Finance	0	272	0	272
Utilities	0	189	0	189
Chile
Banking & Finance	0	279	0	279
France
Banking & Finance	0	1,638	0	1,638
Industrials	0	312	0	312
Germany
Industrials	0	429	0	429
Guernsey, Channel Islands
Banking & Finance	0	0	389	389
Ireland
Banking & Finance	0	212	0	212
Industrials	0	1,073	0	1,073
Utilities	0	441	0	441
Italy
Banking & Finance	0	1,137	0	1,137
Utilities	0	250	0	250
Japan
Utilities	0	408	0	408
Luxembourg
Banking & Finance	0	777	0	777
Industrials	0	1,401	0	1,401
Utilities	0	752	0	752
Mexico
Industrials	0	703	0	703
Netherlands
Banking & Finance	0	745	0	745
Industrials	0	364	0	364
Utilities	0	930	0	930
Norway
Banking & Finance	0	236	0	236
Qatar
Industrials	0	213	0	213
Utilities	0	284	0	284
Russia
Industrials	0	228	0	228
South Africa
Industrials	0	446	0	446
South Korea
Banking & Finance	0	738	0	738
Spain
Banking & Finance	0	818	0	818
Industrials	0	297	0	297
United Arab Emirates
Industrials	0	298	0	298
United Kingdom
Banking & Finance	0	3,473	0	3,473
Industrials	0	2,707	0	2,707
Utilities	0	207	0	207
United States
Banking & Finance	0	5,036	0	5,036
Industrials	0	4,233	205	4,438
Utilities	0	1,550	0	1,550
Venezuela
Industrials	0	545	0	545
Virgin Islands (British)
Industrials	0	324	0	324
Utilities	0	452	0	452
Equity-Linked Securities
Saudi Arabia
Consumer Staples	0	5,361	0	5,361
Industrials	0	2,619	0	2,619
Mortgage-Backed Securities
United States	0	7,931	0	7,931
Municipal Bonds & Notes
Michigan	0	75	0	75
Virginia	0	271	0	271
West Virginia	0	300	0	300
Real Estate Investment Trusts
United States
Financials	20,203	0	0	20,203
Sovereign Issues
Australia	0	625	0	625
Brazil	0	544	0	544
Canada	0	1,217	0	1,217
Mexico	0	315	0	315
South Africa	0	520	0	520
Spain	0	1,326	0	1,326
Venezuela	0	240	0	240
U.S. Treasury Obligations
United States
U.S. Treasury Notes	0	319	0	319
Short-Term Instruments
Repurchase Agreements	0	6,823	0	6,823
U.S. Treasury Bills	0	1,300	0	1,300
	$339,531	$264,126	$594	$604,251

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$13,856	$0	$0	$13,856

Total Investments	$353,387	$264,126	$594	$618,107

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	10	0	0	10
Over the counter	0	850	0	850
	$10	$850	$0	$860

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(91)	0	0	(91)
Over the counter	0	(2,017)	0	(2,017)

	$(91)	$(2,017)	$0	$(2,108)

Totals	$353,306	$262,959	$594	$616,859

Assets and liabilities valued at $7,937 transferred from Level 2 to Level 1 during the period ended September 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2013:

Category and Subcategory	Beginning Balance at 06/30/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2013 (1)
Investments in Securities, at Value
Corporate Bonds & Notes
Guernsey, Channel Islands	$0	$388	$0	$0	$0	$1	$0	$0	$389	$1
United States	206	0	0	(1)	0	0	0	0	205	0

Totals	$206	$388	$0	$(1)	$0	$1	$0	$0	$594	$1

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Guernsey, Channel Islands
Banking & Finance	$389	Third Party Vendor	Broker Quote	100.25
United States
Industrials	205	Third Party Vendor	Broker Quote	104.50 -105.00

Total	$594

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Emerging Multi-Asset Fund

September 30, 2013 (Unaudited)

		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 0.8%
SHORT-TERM INSTRUMENTS 0.8%
REPURCHASE AGREEMENTS (b) 0.8%		$492

Total Short-Term Instruments (Cost $492)		492

Total Investments in Securities (Cost $492)		492

	SHARES
INVESTMENTS IN AFFILIATES 100.8%
MUTUAL FUNDS (a) 98.8%
UNITED STATES 98.8%
PIMCO Emerging Local Bond Fund	1,714,781	16,513
PIMCO Emerging Markets Bond Fund	719,021	8,067
PIMCO Emerging Markets Corporate Bond Fund	323,273	3,682
PIMCO EqS® Emerging Markets Fund	3,631,367	31,194

Total Mutual Funds (Cost $62,578)		59,456

SHORT-TERM INSTRUMENTS 2.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.0%
PIMCO Short-Term Floating NAV Portfolio	120,067	1,202

Total Short-Term Instruments (Cost $1,201)		1,202

Total Investments in Affiliates (Cost $63,779)		60,658

Total Investments 101.6% (Cost $64,271)		$61,150
Financial Derivative Instruments (c)(d) 0.2% (Cost or Premiums, net $253)		104
Other Assets and Liabilities, net (1.8%)		(1,074)

Net Assets 100.0%		$60,180

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts, units, and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2013	10/01/2013	$492	Fannie Mae 2.200% due 10/17/2022	$(502)	$492	$492

Total Repurchase Agreements						$(502)	$492	$492

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares MSCI Emerging Markets Index Fund	$35.000	01/18/2014	2,273	$539	$123

Total Purchased Options				$539	$123

Written Options:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE iShares MSCI Emerging Markets Index Fund	$30.000	01/18/2014	2,273	$(277)	$(38)

Total Written Options				$(277)	$(38)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
E-mini S&P 500 Index December Futures	Long	12/2013	7	$(6)	$0	$(4)

Total Futures Contracts				$(6)	$0	$(4)

Cash of $2 has been pledged as collateral as of September 30, 2013 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

Cash of $30 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2013.

(d)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2013	RUB	4,883		$150	$0	$(1)
	10/2013		$188	PEN	520	0	(1)
	04/2014	PEN	520		$184	2	0
BPS	10/2013	HKD	1,861		240	0	0
BRC	10/2013		$68	ILS	240	0	0
	10/2013		370	ZAR	3,736	2	0
	11/2013	HUF	149,344		$660	0	(17)
	11/2013		$52	PLN	166	1	0
	12/2013	ILS	240		$68	0	0
CBK	10/2013	INR	20,189		319	0	(2)
	12/2013	EUR	79		105	0	(2)
	01/2014		$312	INR	20,189	1	0
DUB	10/2013	CNY	437		$70	0	(1)
	10/2013	COP	628,222		322	0	(7)
	10/2013		$71	ZAR	688	0	(3)
	10/2013	ZAR	3,376		$337	1	0
	11/2013	CZK	14,451		738	0	(23)
	12/2013	ZAR	2,548		257	6	0
	01/2014		$70	HKD	543	0	0
	01/2014	ZAR	688		$70	3	0
FBF	10/2013	KRW	449,120		400	0	(17)
	10/2013	PEN	1,040		402	29	0
	10/2013	TRY	220		119	10	0
	10/2013		$121	IDR	1,368,711	0	(3)
	10/2013		201	PEN	520	0	(15)
	11/2013		506	BRL	1,174	20	0
	01/2014	IDR	1,368,711		$117	2	0
GLM	10/2013		$121	IDR	1,368,712	0	(3)
	12/2013	IDR	1,368,712		$119	3	0
HUS	10/2013		$342	INR	20,189	0	(21)
	10/2013		22	SGD	28	0	0
	10/2013	ZAR	1,048		$100	0	(4)
	12/2013	CLP	38,048		73	0	(2)
JPM	10/2013	ILS	240		66	0	(2)
	10/2013	KRW	263,897		228	0	(17)
	10/2013	PHP	13,797		310	0	(8)
	10/2013		$290	HKD	2,251	0	0
	10/2013		121	IDR	1,368,712	0	(3)
	10/2013		175	MYR	564	0	(2)
	10/2013		109	TRY	220	0	(1)
	11/2013	IDR	1,368,712		$120	2	0
	12/2013	TRY	220		108	1	0
	12/2013		$429	MXN	5,681	3	0
	01/2014		3	KRW	2,942	0	0
	01/2014		32	PHP	1,393	0	0
SCX	10/2013	HKD	390		$50	0	0
	10/2013	MYR	564		170	0	(3)
	10/2013	SGD	28		22	0	0
	10/2013		$71	CNY	437	0	0
	10/2013		116	THB	3,757	4	0
	11/2013		22	SGD	28	0	0
	01/2014	CNY	437		$71	0	0
	01/2014	THB	3,757		115	0	(5)
	01/2014		$50	HKD	390	0	0
	01/2014		169	MYR	564	3	0
UAG	10/2013	IDR	4,106,135		$382	29	0
	10/2013	THB	3,757		121	1	0
	10/2013		$610	KRW	713,018	53	0
	10/2013		318	PHP	13,797	0	(1)
	10/2013		150	RUB	4,883	0	0
	01/2014	RUB	4,883		$148	0	0

Total Forward Foreign Currency Contracts						$176	$(163)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	South Africa Government International Bond	1.000%	09/20/2014	0.703%	$600	$0	$2	$2	$0
CBK	Rosneft Oil Co.	1.000%	06/20/2014	1.089%	600	(3)	2	0	(1)
	Turkey Government International Bond	1.000%	09/20/2014	1.116%	600	0	0	0	0
FBF	Russia Government International Bond	1.000%	09/20/2015	1.013%	600	(1)	1	0	0
RYL	China Government International Bond	1.000%	12/20/2016	0.486%	100	(5)	6	1	0

						$(9)	$11	$3	$(1)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Total Return Swaps on Indices

							Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference	# of Units	Financing Rate	Notional Amount	Maturity Date	Asset	Liability
BOA	Receive	KOSPI 200 Index	5,000,000	3-Month USD-LIBOR less a specified spread	KRW 1,317,175	12/12/2013	$0	$(2)

Total Return Swaps on Exchange-Traded Funds

									Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference	# of Shares	Financing Rate	Notional Amount	Maturity Date			Asset	Liability
BPS	Receive	iShares MSCI Emerging Markets ETF	30,426	3-Month USD-LIBOR less a specified spread	$1,230	08/15/2014			$10	$0

Total Swap Agreements							$(9)	$11	$13	$(3)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$492	$0	$492

Investments in Affiliates, at Value
Mutual Funds
United States	59,456	0	0	59,456
Short-Term Instruments
Central Funds Used for Cash Management Purposes	1,202	0	0	1,202
	$60,658	$0	$0	$60,658
Total Investments	$60,658	$492	$0	$61,150

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	123	0	123
Over the counter	0	189	0	189
	$0	$312	$0	$312

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(4)	(38)	0	(42)
Over the counter	0	(166)	0	(166)
	$(4)	$(204)	$0	$(208)

Totals	$60,654	$600	$0	$61,254

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

See Accompanying Notes

Schedule of Investments

PIMCO EqS® Dividend Fund

September 30, 2013 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.0%
COMMON STOCKS 91.3%
BERMUDA 1.0%
ENERGY 1.0%
Golar LNG Partners LP	194,593	$6,324

Total Bermuda		6,324

BRAZIL 5.2%
FINANCIALS 1.5%
BB Seguridade Participacoes S.A.	961,865	9,466

INDUSTRIALS 1.0%
Arteris S.A.	707,900	6,292

UTILITIES 2.7%
Cia de Saneamento Basico do Estado de Sao Paulo SP - ADR	1,800,604	17,934

Total Brazil		33,692

CHINA 1.6%
INDUSTRIALS 1.6%
Guangshen Railway Co. Ltd. ‘H’	6,542,000	3,461
Zhejiang Expressway Co. Ltd. ‘H’	7,624,000	7,064

Total China		10,525

CYPRUS 2.5%
ENERGY 2.5%
ProSafe SE	2,082,051	16,617

Total Cyprus		16,617

FRANCE 2.9%
ENERGY 2.9%
Total S.A.	331,662	19,224

Total France		19,224

HONG KONG 1.3%
CONSUMER DISCRETIONARY 0.3%
Tianneng Power International Ltd.	4,852,000	1,871

INDUSTRIALS 0.5%
Yuexiu Transport Infrastructure Ltd.	6,214,000	3,415

TELECOMMUNICATION SERVICES 0.5%
SmarTone Telecommunications Holdings Ltd.	2,604,000	3,452

Total Hong Kong		8,738

ITALY 1.0%
INDUSTRIALS 1.0%
Societa Iniziative Autostradali e Servizi SpA	645,609	6,350

Total Italy		6,350

JAPAN 3.7%
TELECOMMUNICATION SERVICES 3.7%
Nippon Telegraph & Telephone Corp.	466,700	24,292

Total Japan		24,292

NETHERLANDS 2.0%
ENERGY 2.0%
Royal Dutch Shell PLC ‘A’	397,467	13,103

Total Netherlands		13,103

PANAMA 0.5%
INDUSTRIALS 0.5%
Copa Holdings S.A.	24,428	3,387

Total Panama		3,387

SOUTH AFRICA 4.0%
CONSUMER DISCRETIONARY 1.0%
Imperial Holdings Ltd.	308,235	6,696

HEALTH CARE 1.0%
Life Healthcare Group Holdings Ltd.	1,808,740	6,438

TELECOMMUNICATION SERVICES 2.0%
MTN Group Ltd.	683,643	13,350

Total South Africa		26,484

SPAIN 3.2%
UTILITIES 3.2%
Enagas S.A.	862,559	21,139

Total Spain		21,139

SWITZERLAND 2.1%
HEALTH CARE 2.1%
Roche Holding AG	51,183	13,813

Total Switzerland		13,813

TAIWAN 1.3%
INFORMATION TECHNOLOGY 1.3%
Radiant Opto-Electronics Corp.	2,308,360	8,233

Total Taiwan		8,233

THAILAND 0.5%
INDUSTRIALS 0.5%
Bangkok Expressway PCL	2,820,700	3,117

Total Thailand		3,117

TURKEY 1.0%
INDUSTRIALS 1.0%
TAV Havalimanlari Holding A/S	899,326	6,350

Total Turkey		6,350

UNITED KINGDOM 9.8%
CONSUMER DISCRETIONARY 1.2%
Marks & Spencer Group PLC	961,283	7,724

CONSUMER STAPLES 1.9%
Imperial Tobacco Group PLC	343,206	12,687

FINANCIALS 6.7%
HSBC Holdings PLC	1,435,083	15,532
Intermediate Capital Group PLC	1,750,474	12,643

Standard Chartered PLC	657,569	15,754

		43,929

Total United Kingdom		64,340

UNITED STATES 47.7%
CONSUMER DISCRETIONARY 10.5%
Coach, Inc.	229,637	12,522
Foot Locker, Inc.	399,572	13,562
General Motors Co. (a)	426,656	15,347
Kohl’s Corp.	272,678	14,111
Staples, Inc.	887,880	13,007

		68,549

CONSUMER STAPLES 4.1%
Walgreen Co.	501,575	26,985

ENERGY 2.6%
Marathon Petroleum Corp.	261,662	16,830

FINANCIALS 14.7%
Apollo Investment Corp.	810,143	6,603
Blackstone Group LP	294,000	7,318
Capitol Federal Financial, Inc.	277,543	3,450
JPMorgan Chase & Co.	462,644	23,914
KeyCorp	1,843,201	21,012
Northwest Bancshares, Inc.	256,932	3,397
Prudential Financial, Inc.	178,858	13,947
Solar Capital Ltd.	509,281	11,291
Solar Senior Capital Ltd.	166,396	3,008
Washington Federal, Inc.	117,415	2,428

		96,368

HEALTH CARE 3.4%
Medtronic, Inc.	239,962	12,778
Merck & Co., Inc.	198,831	9,466

		22,244

INFORMATION TECHNOLOGY 11.5%
Cisco Systems, Inc.	1,038,330	24,318
Microsoft Corp.	384,815	12,818
Qualcomm, Inc.	324,340	21,847
Western Digital Corp.	253,385	16,065

		75,048

MATERIALS 0.9%
Tronox Ltd. ‘A’	250,549	6,131

Total United States		312,155

Total Common Stocks (Cost $559,799)		597,883

	UNITS
EQUITY-LINKED SECURITIES 1.6%
SAUDI ARABIA 1.6%
CONSUMER STAPLES 1.0%
HSBC Bank PLC
Etihad Etisalat Co. - Exp. 3/30/2015	293,939	6,643

INDUSTRIALS 0.6%
Merrill Lynch International & Co.
Saudi Airlines Catering Co. - Exp. 04/29/2015	103,378	3,570

Total Equity-Linked Securities (Cost $9,160)		10,213

	SHARES
REAL ESTATE INVESTMENT TRUSTS 3.8%
UNITED STATES 3.8%
FINANCIALS 3.8%
American Capital Agency Corp.	373,904	8,439
Annaly Capital Management, Inc.	279,969	3,242
Colony Financial, Inc.	646,891	12,925

Total Real Estate Investment Trusts (Cost $26,595)		24,606

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (c) 0.1%		844

U.S. TREASURY BILLS 0.2%
0.019% due 02/27/2014 - 03/13/2014 (b)(f)	$1,620	1,620

Total Short-Term Instruments (Cost $2,464)		2,464

Total Investments in Securities (Cost $598,018)		635,166

	SHARES
INVESTMENTS IN AFFILIATES 1.3%
SHORT-TERM INSTRUMENTS 1.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.3%
PIMCO Short-Term Floating NAV Portfolio	878,018	8,786

Total Short-Term Instruments (Cost $8,786)		8,786

Total Investments in Affiliates (Cost $8,786)		8,786

Total Investments 98.3% (Cost $606,804)		$643,952
Financial Derivative Instruments (d)(e) (0.2%) (Cost or Premiums, net $0)		(1,441)
Other Assets and Liabilities, net 1.9%		12,389

Net Assets 100.0%		$654,900

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.080%	09/30/2013	10/01/2013	$400	U.S. Treasury Notes 0.250% due 09/30/2015	$(409)	$400	$400
SSB	0.000%	09/30/2013	10/01/2013	444	Fannie Mae 2.200% due 10/17/2022	(455)	444	444

Total Repurchase Agreements						$(864)	$844	$844

(1)	Includes accrued interest.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
British pound currency December Futures	Short	12/2013	318	$(909)	$0	$(103)

Total Futures Contracts				$(909)	$0	$(103)

Cash of $575 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2013.

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BRC	10/2013	KRW	543,442		$468	$0	$(37)
	10/2013		$212	HKD	1,646	0	0
	11/2013	BRL	3,632		$1,592	0	(34)
DUB	10/2013	CHF	68		73	0	(2)
	10/2013	EUR	42		56	0	(1)
	10/2013	HKD	3,792		489	0	0
	10/2013		$1,192	KRW	1,368,721	80	0
	10/2013		21,155	ZAR	207,781	0	(481)
	12/2013	ZAR	207,781		$20,970	480	0
FBF	10/2013	BRL	6,453		2,704	0	(208)
	10/2013		$2,894	BRL	6,453	18	0
	10/2013		659	THB	21,432	25	0
	11/2013	BRL	32,596		$14,102	0	(491)
	01/2014	THB	21,432		654	0	(27)
GLM	10/2013		$1,489	HKD	11,546	0	0
HUS	10/2013	TRY	15,006		$7,904	486	0
	10/2013		$18,959	NOK	113,568	0	(73)
	10/2013		83	PHP	3,607	0	(1)
	10/2013		3,634	TRY	6,854	0	(245)
	10/2013	ZAR	207,781		$20,706	32	0
	11/2013	NOK	113,568		18,936	73	0
JPM	10/2013	HKD	9,401		1,212	0	0
	10/2013	PHP	3,607		83	0	0
	10/2013		$4,050	TRY	8,151	0	(21)
	12/2013	TRY	8,151		$4,004	18	0
	01/2014		$212	HKD	1,646	0	0
MSC	10/2013	BRL	11,029		$4,789	0	(187)
	10/2013		$4,864	BRL	11,029	112	0
	10/2013		56	EUR	42	0	0
	11/2013	BRL	11,696		$5,110	0	(126)
	11/2013	EUR	42		57	0	0
UAG	10/2013	KRW	825,279		712	0	(55)
	10/2013	NOK	113,568		18,597	0	(290)
	10/2013	THB	21,432		692	7	0
	11/2013	BRL	14,004		5,879	0	(390)

Total Forward Foreign Currency Contracts						$1,331	$(2,669)

(f)	Securities with an aggregate market value of $1,290 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Common Stocks
Bermuda
Energy	$6,324	$0	$0	$6,324
Brazil
Financials	9,466	0	0	9,466
Industrials	6,292	0	0	6,292
Utilities	17,934	0	0	17,934
China
Industrials	0	10,525	0	10,525
Cyprus
Energy	0	16,617	0	16,617
France
Energy	0	19,224	0	19,224
Hong Kong
Consumer Discretionary	0	1,871	0	1,871
Industrials	0	3,415	0	3,415
Telecommunication Services	3,452	0	0	3,452
Italy
Industrials	6,350	0	0	6,350
Japan
Telecommunication Services	0	24,292	0	24,292
Netherlands
Energy	0	13,103	0	13,103
Panama
Industrials	3,387	0	0	3,387
South Africa
Consumer Discretionary	0	6,696	0	6,696
Health Care	0	6,438	0	6,438
Telecommunication Services	0	13,350	0	13,350
Spain
Utilities	0	21,139	0	21,139
Switzerland
Health Care	0	13,813	0	13,813
Taiwan
Information Technology	0	8,233	0	8,233
Thailand
Industrials	0	3,117	0	3,117
Turkey
Industrials	0	6,350	0	6,350
United Kingdom
Consumer Discretionary	0	7,724	0	7,724
Consumer Staples	0	12,687	0	12,687
Financials	0	43,929	0	43,929
United States
Consumer Discretionary	68,549	0	0	68,549
Consumer Staples	26,985	0	0	26,985
Energy	16,830	0	0	16,830
Financials	96,368	0	0	96,368
Health Care	22,244	0	0	22,244
Information Technology	75,048	0	0	75,048
Materials	6,131	0	0	6,131
Equity-Linked Securities
Saudi Arabia
Consumer Staples	0	6,643	0	6,643
Industrials	0	3,570	0	3,570
Real Estate Investment Trusts
United States
Financials	24,606	0	0	24,606
Short-Term Instruments
Repurchase Agreements	0	844	0	844
U.S. Treasury Bills	0	1,620	0	1,620
	$389,966	$245,200	$0	$635,166

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	8,786	0	0	8,786
Total Investments	$398,752	$245,200	$0	$643,952

Financial Derivative Instruments - Assets
Over the counter	$0	$1,331	$0	$1,331

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(103)	0	0	(103)
Over the counter	0	(2,669)	0	(2,669)

	$(103)	$(2,669)	$0	$(2,772)

Totals	$398,649	$243,862	$0	$642,511

Assets and liabilities valued at $9,801 transferred from Level 2 to Level 1 during the period ended September 30, 2013.

See Accompanying Notes

Schedule of Investments

PIMCO EqS® Emerging Markets Fund

September 30, 2013 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 89.3%
COMMON STOCKS 80.9%
AUSTRALIA 2.0%
MATERIALS 2.0%
Iluka Resources Ltd.	859,095	$9,213

Total Australia		9,213

BERMUDA 1.0%
ENERGY 1.0%
Seadrill Ltd.	105,209	4,725

Total Bermuda		4,725

BRAZIL 9.4%
CONSUMER DISCRETIONARY 0.9%
Anhanguera Educacional Participacoes S.A.	693,800	4,151

CONSUMER STAPLES 2.0%
Cia de Bebidas das Americas SP - ADR	233,395	8,951

FINANCIALS 4.9%
BB Seguridade Participacoes S.A.	891,327	8,771
Itau Unibanco Holding S.A. SP - ADR	974,512	13,760

		22,531

UTILITIES 1.6%
Cia de Saneamento Basico do Estado de Sao Paulo SP - ADR	733,373	7,232

Total Brazil		42,865

CAMBODIA 1.5%
CONSUMER DISCRETIONARY 1.5%
NagaCorp Ltd.	8,046,000	6,799

Total Cambodia		6,799

CANADA 0.6%
MATERIALS 0.6%
Turquoise Hill Resources Ltd. (a)	662,773	2,930

Total Canada		2,930

CHINA 8.1%
CONSUMER DISCRETIONARY 1.7%
Dongfeng Motor Group Co. Ltd. ‘H’	2,446,000	3,734
Xingda International Holdings Ltd.	8,154,000	3,882

		7,616

CONSUMER STAPLES 1.0%
Shenguan Holdings Group Ltd.	10,710,000	4,551

ENERGY 2.1%
China Shenhua Energy Co. Ltd.	3,197,000	9,779

INDUSTRIALS 1.7%
China Automation Group Ltd.	283,000	56
First Tractor Co. Ltd. ‘H’	3,688,000	2,300
Shanghai Electric Group Co. Ltd.	14,490,000	5,183

		7,539

INFORMATION TECHNOLOGY 0.6%
Baidu, Inc. SP - ADR (a)	16,543	2,567

MATERIALS 1.0%
China Shanshui Cement Group Ltd.	11,839,000	4,556

Total China		36,608

COLOMBIA 0.6%
ENERGY 0.6%
Ecopetrol S.A. SP - ADR	57,204	2,631

Total Colombia		2,631

CYPRUS 2.0%
INDUSTRIALS 2.0%
Global Ports Investment PLC SP - GDR	269,128	3,606
Globaltrans Investment PLC SP - GDR	371,025	5,380

Total Cyprus		8,986

DENMARK 1.9%
CONSUMER STAPLES 1.9%
Carlsberg A/S ‘B’	83,650	8,621

Total Denmark		8,621

FINLAND 1.0%
MATERIALS 1.0%
Kemira OYJ	282,904	4,366

Total Finland		4,366

HONG KONG 5.5%
CONSUMER DISCRETIONARY 0.9%
Melco Crown Entertainment Ltd. ADR (a)	133,365	4,245

FINANCIALS 4.4%
AIA Group Ltd.	1,981,784	9,325
China Overseas Land & Investment Ltd.	2,488,000	7,375
Glorious Property Holdings Ltd. (a)	23,289,000	3,341

		20,041

INFORMATION TECHNOLOGY 0.2%
China High Precision Automation Group Ltd.	8,446,000	930

Total Hong Kong		25,216

INDIA 4.5%
CONSUMER DISCRETIONARY 1.5%
Tata Motors Ltd.	1,221,101	6,480
Tata Motors Ltd. ADR	11,011	293

		6,773

FINANCIALS 3.0%
Axis Bank Ltd.	267,442	4,300
Housing Development Finance Corp.	550,656	6,673
Yes Bank Ltd.	639,487	2,936

		13,909

Total India		20,682

INDONESIA 1.4%
CONSUMER DISCRETIONARY 1.4%
Matahari Department Store Tbk PT (a)	6,890,000	6,250

Total Indonesia		6,250

ISRAEL 2.9%
HEALTH CARE 1.0%
Teva Pharmaceutical Industries Ltd. SP - ADR	119,397	4,511

MATERIALS 1.9%
Israel Chemicals Ltd.	1,037,580	8,762

Total Israel		13,273

ITALY 2.0%
CONSUMER DISCRETIONARY 2.0%
Prada SpA	966,800	9,135

Total Italy		9,135

JAPAN 3.5%
CONSUMER DISCRETIONARY 1.4%
Toyota Motor Corp.	98,400	6,311

INDUSTRIALS 2.1%
Mitsubishi Electric Corp.	623,000	6,574
NSK Ltd.	276,000	2,831

		9,405

Total Japan		15,716

KAZAKHSTAN 0.0%
TELECOMMUNICATION SERVICES 0.0%
KCell JSC GDR	7,409	114

Total Kazakhstan		114

MACAU 1.2%
CONSUMER DISCRETIONARY 1.2%
Wynn Macau Ltd.	1,615,600	5,523

Total Macau		5,523

MEXICO 1.9%
FINANCIALS 1.9%
Bolsa Mexicana de Valores S.A.B. de C.V.	3,610,100	8,630

Total Mexico		8,630

NORWAY 1.3%
CONSUMER STAPLES 1.3%
Marine Harvest ASA	5,568,193	5,946

Total Norway		5,946

PERU 3.1%
FINANCIALS 2.1%
Credicorp Ltd.	72,405	9,301

MATERIALS 1.0%
Cementos Pacasmayo S.A.A. - ADR	404,836	4,737

Total Peru		14,038

PHILIPPINES 1.1%
UTILITIES 1.1%
First Gen Corp.	13,555,000	5,204

Total Philippines		5,204

RUSSIA 6.3%
ENERGY 2.6%
Gazprom OAO SP - ADR	615,153	5,426
NovaTek OAO SP - GDR	50,188	6,634

		12,060

FINANCIALS 1.4%
Sberbank of Russia ADR	520,213	6,258

TELECOMMUNICATION SERVICES 2.3%
MegaFon OAO GDR	291,688	10,282

Total Russia		28,600

SOUTH AFRICA 2.9%
CONSUMER STAPLES 1.2%
Tongaat Hulett Ltd.	436,770	5,223

TELECOMMUNICATION SERVICES 1.7%
Vodacom Group Ltd.	626,264	7,769

Total South Africa		12,992

SOUTH KOREA 9.0%
CONSUMER DISCRETIONARY 3.5%
Kia Motors Corp.	262,209	15,918

INFORMATION TECHNOLOGY 3.6%
Samsung Electronics Co. Ltd.	12,812	16,297

MATERIALS 1.9%
POSCO Processing & Service Co.	29,202	8,650

Total South Korea		40,865

TAIWAN 1.1%
INFORMATION TECHNOLOGY 1.1%
Chicony Electronics Co. Ltd.	1,911,725	4,771

Total Taiwan		4,771

THAILAND 0.9%
FINANCIALS 0.9%
Kasikornbank PCL	760,400	4,256

Total Thailand		4,256

TURKEY 1.2%
TELECOMMUNICATION SERVICES 1.2%
Turk Telekomunikasyon A/S	1,544,884	5,379

Total Turkey		5,379

UNITED KINGDOM 3.0%
CONSUMER STAPLES 1.4%
British American Tobacco PLC	121,366	6,387

ENERGY 0.9%
Afren PLC (a)	1,928,744	4,315

FINANCIALS 0.7%
Standard Chartered PLC	131,685	3,155

Total United Kingdom		13,857

Total Common Stocks (Cost $372,109)		368,191

	UNITS
EQUITY-LINKED SECURITIES 3.0%
CHINA 2.1%
FINANCIALS 2.1%
JPMorgan Chase & Co.
Chinese Exchange Basket - Exp. 01/08/2014	117,549	9,393

Total China		9,393

NIGERIA 0.9%
CONSUMER STAPLES 0.9%
HSBC Bank PLC
Guinness Nigeria PLC - Exp. 12/09/2014	562,117	928
Nigerian Breweries PLC - Exp. 12/09/2014	3,066,979	3,133
Merrill Lynch International & Co.
Guinness Nigeria PLC - Exp. 11/10/2014	10,178	17
Nigerian Breweries PLC - Exp. 11/10/2014	251,197	257

Total Nigeria		4,335

Total Equity-Linked Securities (Cost $14,648)		13,728

	SHARES
EXCHANGE-TRADED FUNDS 1.4%
LUXEMBOURG 1.4%
db x-trackers - CSI300 Index ETF	8,389,200	6,252

Total Exchange-Traded Funds (Cost $6,175)		6,252

PREFERRED STOCKS 3.4%
BRAZIL 1.9%
CONSUMER STAPLES 1.9%
Cia Brasileira de Distribuicao Grupo Pao de Acucar	191,542	8,729

Total Brazil		8,729

SOUTH KOREA 1.5%
INFORMATION TECHNOLOGY 1.5%
Samsung Electronics Co. Ltd.	8,121	6,619

Total South Korea		6,619

Total Preferred Stocks (Cost $14,175)		15,348

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (c) 0.1%		568

U.S. TREASURY BILLS 0.5%
0.028% due 10/03/2013 - 03/13/2014 (b)(f)	$2,459	2,459

Total Short-Term Instruments (Cost $3,027)		3,027

Total Investments in Securities (Cost $410,134)		406,546

	SHARES
INVESTMENTS IN AFFILIATES 10.5%
SHORT-TERM INSTRUMENTS 10.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.5%
PIMCO Short-Term Floating NAV Portfolio	4,749,665	47,530

Total Short-Term Instruments (Cost $47,527)		47,530

Total Investments in Affiliates (Cost $47,527)		47,530

Total Investments 99.8% (Cost $457,661)		$454,076
Financial Derivative Instruments (d)(e) 0.7% (Cost or Premiums, net $1,175)		3,194
Other Assets and Liabilities, net (0.5%)		(2,377)

Net Assets 100.0%		$454,893

Notes to Schedule of Investments (amounts in thousands*, except number of contracts, units, and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2013	10/01/2013	$568	Fannie Mae 2.200% due 10/17/2022	$(582)	$568	$568

Total Repurchase Agreements						$(582)	$568	$568

(1)	Includes accrued interest.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Securities

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE Potash Corp. of Saskatchewan, Inc.	$32.000	10/19/2013	777	$97	$40
Call - CBOE Potash Corp. of Saskatchewan, Inc.	33.000	10/19/2013	1,050	141	26

Total Purchased Options				$238	$66

Futures Contracts:

					Variation Margin (1)
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
MSCI Taiwan Stock Index October Futures	Long	10/2013	98	$(50)	$0	$(27)

Total Futures Contracts				$(50)	$0	$(27)

(1)	Unsettled variation margin asset of $37 for closed exchange-traded and centrally cleared derivatives is outstanding at period end.

Cash of $177 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2013.

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2013	KRW	508,701		$453	$0	$(20)
	10/2013	MYR	5,471		1,667	8	(18)
	10/2013	PEN	13,091		5,010	311	0
	10/2013	RUB	911,263		27,987	0	(113)
	10/2013	THB	10,456		336	2	0
	10/2013		$9,545	AUD	10,258	25	0
	10/2013		814	IDR	8,518,429	0	(81)
	10/2013		1,425	MYR	4,560	0	(27)
	10/2013		4,625	PEN	12,793	0	(33)
	11/2013	AUD	10,258		$9,524	0	(25)
	11/2013		$1,872	GBP	1,196	64	0
	04/2014	PEN	12,793		$4,535	41	0
BPS	10/2013		8,461		3,009	2	(30)
	10/2013		$1,063	TRY	2,111	0	(20)
	11/2013	JPY	30,923		$317	2	0
	11/2013		$926	DKK	5,165	11	0
	11/2013		377	EUR	279	0	0
	12/2013		1,182	MXN	15,433	0	(10)
BRC	10/2013	HKD	1,326		$171	0	0
	10/2013	ILS	1,704		466	0	(17)
	10/2013	RUB	7,537		226	0	(6)
	10/2013	TRY	2,128		1,114	62	0
	10/2013	TWD	9,971		335	0	(2)
	10/2013		$554	HKD	4,293	0	0
	10/2013		2,491	IDR	25,988,483	0	(254)
	10/2013		13,856	ILS	48,908	23	0
	10/2013		26,294	KRW	30,614,207	2,153	0
	10/2013		1,036	PHP	45,186	3	0
	10/2013		2,662	TWD	79,940	43	0
	10/2013	ZAR	10,407		$1,043	7	0
	11/2013		$1,857	GBP	1,157	16	0
	11/2013		8,669	PLN	27,831	221	0
	12/2013	ILS	46,631		$13,207	0	(9)
	01/2014	PHP	45,186		1,036	0	(6)
	01/2014		$3,345	RUB	108,315	0	(64)
	01/2014		337	TWD	9,971	2	0
CBK	10/2013	AUD	8,502		$7,620	0	(312)
	10/2013	COP	622,413		328	2	0
	10/2013	HKD	117,559		15,159	1	0
	10/2013	MYR	882		267	0	(3)
	10/2013	RUB	85,463		2,558	0	(77)
	10/2013	TRY	335		170	5	0
	10/2013		$2,641	HKD	20,479	0	(1)
	10/2013		2,832	INR	173,402	0	(76)
	10/2013		252	MYR	837	5	0
	10/2013		586	PEN	1,657	9	0
	10/2013	ZAR	5,118		$511	2	0
	11/2013	EUR	276		369	0	(4)
	11/2013		$251	GBP	162	11	0
	11/2013		463	JPY	45,700	2	0
	12/2013	MXN	9,691		$754	18	0
	01/2014		$15,162	HKD	117,559	0	(1)
DUB	10/2013	COP	850,050		$450	5	0
	10/2013	RUB	4,272		133	1	0
	10/2013	TRY	754		386	13	0
	10/2013		$1,229	ZAR	12,307	0	(4)
	10/2013	ZAR	225,175		$22,949	545	0
	11/2013		$329	DKK	1,838	5	0
	11/2013		1,281	EUR	960	18	0
	12/2013		21,450	ZAR	212,533	0	(490)
	01/2014		1,292		12,641	0	(53)
FBF	10/2013	BRL	837		$379	1	0
	10/2013	IDR	5,710,705		539	47	0
	10/2013	INR	381,258		6,033	0	(27)
	10/2013	KRW	3,841,543		3,411	0	(159)
	10/2013	PEN	33,943		13,137	956	0
	10/2013	PHP	13,995		319	0	(3)
	10/2013	RUB	23,457		704	0	(19)
	10/2013	THB	12,454		395	0	(3)
	10/2013	TWD	90,160		3,014	0	(37)
	10/2013		$375	BRL	837	2	0
	10/2013		1,609	CNY	9,960	16	0
	10/2013		512	COP	990,976	7	0
	10/2013		110	KRW	123,329	5	0
	10/2013		13,395	PEN	35,928	0	(502)
	11/2013		729	BRL	1,692	29	0
	01/2014	KRW	2,775,268		$2,545	0	(19)
	01/2014		$371	BRL	837	0	(1)
	01/2014		5,885	INR	381,258	15	0
	04/2014	PEN	18,956		$6,685	26	0
GLM	10/2013	BRL	837		365	0	(12)
	10/2013	COP	5,319,474		2,774	0	(11)
	10/2013	IDR	14,512,111		1,283	34	0
	10/2013	MYR	1,994		600	0	(11)
	10/2013	RUB	50,450		1,540	0	(16)
	10/2013		$377	BRL	837	0	0
	10/2013		839	ILS	2,999	14	(2)
	10/2013	ZAR	5,323		$528	0	(2)
	12/2013		$1,260	IDR	14,512,111	0	(31)
	12/2013		451	ILS	1,609	5	0
HUS	10/2013	AUD	1,756		$1,630	0	(9)
	10/2013	TWD	957,629		32,227	0	(175)
	10/2013		$3,330	INR	196,424	0	(208)
	10/2013		799	RUB	26,729	25	0
	10/2013		1,257	THB	38,946	0	(13)
	10/2013		566	TRY	1,059	0	(42)
	10/2013		25,163	ZAR	252,191	0	(71)
	11/2013	NOK	1,772		$292	0	(2)
	11/2013		$1,272	CZK	24,764	32	0
	11/2013		364	JPY	36,012	2	0
	12/2013	TRY	1,815		$882	0	(6)
	12/2013		$7,657	CLP	3,998,613	192	0
	12/2013		889	TRY	1,815	0	(2)
	01/2014		40,654	TWD	1,201,698	175	(5)
JPM	10/2013	BRL	7,240		$3,204	0	(63)
	10/2013	HKD	150,474		19,407	5	0
	10/2013	IDR	41,034,925		3,633	101	0
	10/2013	ILS	69,939		19,245	0	(601)
	10/2013	INR	83,697		1,342	12	0
	10/2013	KRW	752,304		672	0	(27)
	10/2013	MYR	3,687		1,123	0	(7)
	10/2013	PHP	38,081		879	3	0
	10/2013	RUB	476,815		14,446	5	(263)
	10/2013	SGD	1,613		1,285	0	(1)
	10/2013	TRY	7,144		3,614	82	0
	10/2013	TWD	58,805		1,965	0	(25)
	10/2013		$3,247	BRL	7,240	20	0
	10/2013		1,944	IDR	20,235,898	0	(202)
	10/2013		1,221	ILS	4,399	27	0
	10/2013		951	INR	58,410	0	(23)
	10/2013		2,711	KRW	3,086,386	156	0
	10/2013		1,729	MYR	5,496	0	(44)
	10/2013		811	PHP	35,319	1	0
	10/2013		17,123	RUB	561,610	242	(47)
	10/2013		2,858	THB	89,541	3	(1)
	10/2013		762	TRY	1,460	0	(40)
	10/2013		1,352	TWD	40,643	23	0
	11/2013	PLN	837		$260	0	(7)
	11/2013		$1,268	IDR	14,512,111	0	(25)
	12/2013	IDR	14,512,111		$1,251	22	0
	12/2013		$15,063	MXN	199,704	100	0
	01/2014	IDR	14,512,112		$1,237	22	0
	01/2014	ZAR	10,274		1,036	29	0
MSC	10/2013	BRL	11,748		5,128	0	(173)
	10/2013	HKD	14,524		1,873	0	0
	10/2013	IDR	4,022,929		377	31	0
	10/2013		$5,181	BRL	11,748	120	0
	10/2013		6,030	COP	11,755,485	126	0
	10/2013		523	HKD	4,057	0	0
	10/2013		2,140	IDR	22,660,460	0	(190)
	10/2013		3,277	ILS	11,647	28	0
	10/2013		1,062	INR	68,971	34	0
	10/2013		1,851	PEN	5,117	0	(14)
	10/2013		4,482	TRY	8,346	0	(356)
	10/2013	ZAR	16,173		$1,587	1	(23)
	11/2013	BRL	11,748		5,145	0	(115)
	11/2013	PLN	1,700		531	0	(12)
	04/2014	PEN	5,117		1,814	16	0
RYL	10/2013	RUB	38,155		1,160	0	(17)
	11/2013	DKK	56,955		10,233	0	(102)
SCX	10/2013	CNY	126,979		20,447	0	(270)
	10/2013	HKD	13,571		1,750	0	0
	10/2013	KRW	2,781,512		2,466	0	(119)
	10/2013	MYR	5,087		1,595	36	0
	10/2013	THB	140,960		4,356	0	(147)
	10/2013	TWD	31,423		1,055	0	(8)
	10/2013		$20,940	HKD	162,342	0	(8)
	10/2013		713	IDR	7,610,704	0	(57)
	10/2013		712	KRW	818,597	48	0
	10/2013		19,274	MYR	62,479	0	(122)
	01/2014		3,797	THB	124,402	156	0
SOG	11/2013	EUR	357		$482	0	(1)
	11/2013	GBP	11,253		17,626	0	(585)
	11/2013	NOK	67,910		11,289	16	0
	11/2013		$915	DKK	5,090	9	0
	11/2013		982	NOK	5,880	0	(6)
UAG	10/2013	HKD	16,438		$2,120	1	0
	10/2013	IDR	23,270,092		2,126	123	0
	10/2013	INR	32,253		529	16	0
	10/2013	KRW	33,388,511		30,640	0	(385)
	10/2013	MYR	56,250		16,948	0	(295)
	10/2013	PHP	28,429		658	4	0
	10/2013	TRY	2,616		1,286	0	(7)
	10/2013	TWD	63,235		2,117	0	(22)
	10/2013		$19,000	CNY	117,019	93	0
	10/2013		15,825	HKD	122,721	1	(2)
	10/2013		339	IDR	3,536,788	0	(34)
	10/2013		1,033	ILS	3,690	14	0
	10/2013		5,720	KRW	6,630,052	441	0
	10/2013		31,082	RUB	1,009,072	35	0
	10/2013		1,133	THB	35,384	0	(3)
	10/2013		36,418	TWD	1,090,640	484	0
	10/2013		1,306	ZAR	13,492	36	0
	10/2013	ZAR	15,793		$1,581	9	0
	11/2013	EUR	11,280		15,160	0	(102)
	11/2013	IDR	14,512,111		1,265	22	0
	11/2013	JPY	1,544,660		15,778	59	0
	11/2013		$740	NOK	4,372	2	(16)
	01/2014	CNY	117,019		$18,972	0	(33)
	01/2014	KRW	7,508,588		6,870	0	(66)
	01/2014	RUB	1,009,072		30,580	17	0
	01/2014		$1,238	IDR	14,512,112	0	(22)
	01/2014		30,481	KRW	33,388,511	360	0
	01/2014		16,856	MYR	56,250	297	0

Total Forward Foreign Currency Contracts						$8,709	$(7,832)

Purchased Options:

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC Hong Kong Stock Exchange Hang Seng China Enterprises Index	10,823.540	10/30/2013	HKD	574	$232	$52
CBK	Call - OTC Hong Kong Stock Exchange Hang Seng China Enterprises Index	9,958.300	10/30/2013		1,307	483	816
	Call - OTC Taiwan Stock Exchange Weighted Index	8,381.820	10/16/2013	TWD	9,628	262	51
SOG	Call - OTC Hong Kong Stock Exchange Hang Seng China Enterprises Index	10,653.600	10/30/2013	HKD	730	330	107

Total Purchased Options						$1,307	$1,026

Written Options: Options on Indices
Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC Hong Kong Stock Exchange Hang Seng China Enterprises Index	8,535.690	10/30/2013	HKD	653	$(179)	$(5)
	Call - OTC Taiwan Stock Exchange Weighted Index	8,788.710	10/16/2013	TWD	9,628	(69)	(1)

						$(248)	$(6)

Options On Securities
Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Call - OTC Sberbank of Russia	$13.900	12/20/2013		$36,620	$(97)	$(47)

Total Written Options						$(345)	$(53)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Swap Agreements, at Value (3)
Counterparty	Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Premiums (Received)	Unrealized (Depreciation)	Asset	Liability
BPS	CDX.IG-9 10-Year Index 15-30%	(1.000%	)	12/20/2017	$3,100	$(25)	$(46)	$0	$(71)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps On Indices

								Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference	# of Units	Financing Rate	Notional Amount		Maturity Date	Asset	Liability
JPM	Receive	KOSPI 200 Index	59,520,381	3-Month USD-LIBOR plus a specified spread	KRW	15,632,766	12/12/2013	$14	$0

Total Return Swaps on Securities
								Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference	# of Shares	Financing Rate	Notional Amount		Maturity Date	Asset	Liability
BOA	Receive	TNK-BP Holding	1,493,502	1-Month USD-LIBOR plus a specified spread		$2,274	07/09/2014	$662	$0
DUB	Receive	Petroleo Brasileiro S.A.	722,200	1-Month USD-LIBOR plus a specified spread		5,558	04/29/2014	0	(10)
	Receive	KCell JSC	479,873	3-Month USD-LIBOR plus a specified spread		7,769	08/26/2014	0	(374)
	Receive	Magnitogorsk Iron & Steel Works	1,452,305	3-Month USD-LIBOR plus a specified spread		4,960	08/26/2014	0	(340)
GST	Receive	TNK-BP Holding	967,915	1-Month USD-LIBOR plus a specified spread		1,474	05/26/2014	429	0
ULO	Receive	TNK-BP Holding	998,344	1-Month USD-LIBOR plus a specified spread		1,520	04/14/2014	443	0
	Receive	TNK-BP Holding	1,060,468	1-Month USD-LIBOR plus a specified spread		1,615	05/19/2014	470	0
	Receive	Bashneft OAO	163,480	1-Month USD-LIBOR plus a specified spread		6,336	09/23/2014	45	0

								$2,049	$(724)

Total Swap Agreements						$(25)	$1,293	$2,063	$(795)

(f)	Securities with an aggregate market value of $1,878 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Common Stocks
Australia
Materials	$0	$9,213	$0	$9,213
Bermuda
Energy	0	4,725	0	4,725
Brazil
Consumer Discretionary	4,151	0	0	4,151
Consumer Staples	8,951	0	0	8,951
Financials	22,531	0	0	22,531
Utilities	7,232	0	0	7,232
Cambodia
Consumer Discretionary	0	6,799	0	6,799
Canada
Materials	2,930	0	0	2,930
China
Consumer Discretionary	0	7,616	0	7,616
Consumer Staples	0	4,551	0	4,551
Energy	0	9,779	0	9,779
Industrials	0	7,539	0	7,539
Information Technology	2,567	0	0	2,567
Materials	0	4,556	0	4,556
Colombia
Energy	2,631	0	0	2,631
Cyprus
Industrials	8,986	0	0	8,986
Denmark
Consumer Staples	0	8,621	0	8,621
Finland
Materials	0	4,366	0	4,366
Hong Kong
Consumer Discretionary	4,245	0	0	4,245
Financials	0	20,041	0	20,041
Information Technology	0	0	930	930
India
Consumer Discretionary	293	6,480	0	6,773
Financials	0	13,909	0	13,909
Indonesia
Consumer Discretionary	0	6,250	0	6,250
Israel
Health Care	4,511	0	0	4,511
Materials	0	8,762	0	8,762
Italy
Consumer Discretionary	0	9,135	0	9,135
Japan
Consumer Discretionary	0	6,311	0	6,311
Industrials	0	9,405	0	9,405
Kazakhstan
Telecommunication Services	0	114	0	114
Macau
Consumer Discretionary	0	5,523	0	5,523
Mexico
Financials	8,630	0	0	8,630
Norway
Consumer Staples	0	5,946	0	5,946
Peru
Financials	9,301	0	0	9,301
Materials	4,737	0	0	4,737
Philippines
Utilities	0	5,204	0	5,204
Russia
Energy	11,846	214	0	12,060
Financials	6,258	0	0	6,258
Telecommunication Services	10,282	0	0	10,282
South Africa
Consumer Staples	5,223	0	0	5,223
Telecommunication Services	0	7,769	0	7,769
South Korea
Consumer Discretionary	0	15,918	0	15,918
Information Technology	0	16,297	0	16,297
Materials	0	8,650	0	8,650
Taiwan
Information Technology	0	4,771	0	4,771
Thailand
Financials	0	4,256	0	4,256
Turkey
Telecommunication Services	0	5,379	0	5,379
United Kingdom
Consumer Staples	0	6,387	0	6,387
Energy	0	4,315	0	4,315
Financials	0	3,155	0	3,155
Equity-Linked Securities
China
Financials	0	9,393	0	9,393
Nigeria
Consumer Staples	0	4,335	0	4,335
Exchange-Traded Funds
Luxembourg	6,252	0	0	6,252
Preferred Stocks
Brazil
Consumer Staples	8,729	0	0	8,729
South Korea
Information Technology	0	6,619	0	6,619
Short-Term Instruments
Repurchase Agreements	0	568	0	568
U.S. Treasury Bills	0	2,459	0	2,459
	$140,286	$265,330	$930	$406,546

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$47,530	$0	$0	$47,530
Total Investments	$187,816	$265,330	$930	$454,076

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	66	0	66
Over the counter	0	11,798	0	11,798
	$0	$11,864	$0	$11,864

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(27)	0	0	(27)
Over the counter	0	(8,680)	0	(8,680)

	$(27)	$(8,680)	$0	$(8,707)

Totals	$187,789	$268,514	$930	$457,233

Assets and liabilities valued at $8,697 transferred from Level 2 to Level 1 during the period ended September 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2013:

Category and Subcategory	Beginning Balance at 06/30/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2013 (1)
Investments in Securities, at Value
Common Stocks
Hong Kong	$930	$0	$0	$0	$0	$0	$0	$0	$930	$0

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Common Stocks
Hong Kong
Information Technology	$930	Other Valuation Techniques (2)	—	—

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO EqS® Long/Short Fund

September 30, 2013 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 72.0%
COMMON STOCKS 61.6%
BERMUDA 3.7%
FINANCIALS 3.7%
Enstar Group Ltd. (a)(d)	153,000	$20,900

Total Bermuda		20,900

CANADA 0.7%
ENERGY 0.5%
Encana Corp.	10,000	173
Penn West Petroleum Ltd.	240,000	2,671

		2,844

INDUSTRIALS 0.2%
Air Canada (a)	400,000	1,371

Total Canada		4,215

NETHERLANDS 2.4%
INFORMATION TECHNOLOGY 2.4%
NXP Semiconductor NV (a)	370,000	13,768

Total Netherlands		13,768

UNITED STATES 54.8%
CONSUMER DISCRETIONARY 1.5%
Biglari Holdings, Inc. (a)	20,667	8,529

CONSUMER STAPLES 9.8%
Constellation Brands, Inc. (a)(d)	440,000	25,256
Walgreen Co.	570,000	30,666

		55,922

FINANCIALS 18.0%
American International Group, Inc. (d)	650,000	31,610
Genworth Financial, Inc. ‘A’ (a)	3,100,000	39,649
Walter Investment Management Corp. (a)	791,100	31,280

		102,539

HEALTH CARE 6.9%
DaVita HealthCare Partners, Inc. (a)	325,000	18,492
Gilead Sciences, Inc. (a)	38,000	2,388
Valeant Pharmaceuticals International, Inc. (a)	176,000	18,362

		39,242

INDUSTRIALS 9.1%
AMR Corp. (a)	390,000	1,603
Iron Mountain, Inc. (d)	300,000	8,106
Kirby Corp. (a)(d)	270,000	23,368
Spirit Airlines, Inc. (a)(d)	550,000	18,849

		51,926

INFORMATION TECHNOLOGY 8.7%
Apple, Inc.	24,000	11,442
DST Systems, Inc. (d)	510,000	38,459

		49,901

MATERIALS 0.8%
Ashland, Inc.	50,000	4,624

Total United States		312,683

Total Common Stocks (Cost $320,748)		351,566

EXCHANGE-TRADED NOTES 0.7%
UNITED STATES 0.7%
iPATH S&P 500 VIX Short-Term Futures ETN	300,000	4,410

Total Exchange-Traded Notes (Cost $4,169)		4,410

REAL ESTATE INVESTMENT TRUSTS 9.5%
UNITED STATES 9.5%
FINANCIALS 9.5%
American Capital Agency Corp.	230,000	5,191
American Realty Capital Properties, Inc.	1,550,000	18,910
Newcastle Investment Corp.	200,000	1,124
Spirit Realty Capital, Inc. (d)	3,150,000	28,917

Total United States		54,142

Total Real Estate Investment Trusts (Cost $55,847)		54,142

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (b) 0.2%		1,077

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.0%
0.033% due 03/13/2014 (g)	$260	260

Total Short-Term Instruments (Cost $1,337)		1,337

Total Investments in Securities (Cost $382,101)		411,455

	SHARES
INVESTMENTS IN AFFILIATES 18.9%
SHORT-TERM INSTRUMENTS 18.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 18.9%
PIMCO Short-Term Floating NAV Portfolio	10,770,184	107,777

Total Short-Term Instruments (Cost $107,776)		107,777

Total Investments in Affiliates (Cost $107,776)		107,777

Total Investments 90.9% (Cost $489,877)		$519,232
Securities Sold Short (c) (12.4%) (Proceeds $71,971)		(70,975)
Financial Derivative Instruments (e)(f) 0.1% (Cost or Premiums, net $604)		597
Other Assets and Liabilities, net 21.4%		122,118

Net Assets 100.0%		$570,972

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security did not produce income within the last twelve months.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)

SSB	0.000%	09/30/2013	10/01/2013	$1,077	Fannie Mae 2.200% due 10/17/2022	$(1,103)	$1,077	$1,077

Total Repurchase Agreements						$(1,103)	$1,077	$1,077

(1)	Includes accrued interest.

(c)	Short Sales:

(d)	Securities with an aggregate market value of $116,268 and cash of $71,788 have been pledged as collateral as of September 30, 2013 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions. Details of the listed equity options can be found in the Options on Securities table in the Financial Derivative Instruments: Exchange-Traded or Centrally Cleared section.

Description	Shares	Proceeds	Payable for Short Sales (2)

ADT Corp.	100,000	$(4,130)	$(4,066)
Alon USA Partners LP	22,100	(311)	(273)
American Eagle Outfitters, Inc.	430,000	(6,124)	(6,070)
Buckle, Inc.	55,000	(2,946)	(2,973)
Caterpillar, Inc.	40,000	(3,362)	(3,335)
CH Robinson Worldwide, Inc.	160,000	(9,536)	(9,529)
Energizer Holdings, Inc.	15,000	(1,383)	(1,367)
Expeditors International of Washington, Inc.	110,000	(4,866)	(4,847)
Joy Global, Inc.	247,000	(13,039)	(12,607)
Ritchie Bros Auctioneers, Inc.	230,000	(4,648)	(4,641)
Rockwell Collins, Inc.	40,000	(2,745)	(2,714)
Target Corp.	160,000	(10,147)	(10,237)
Teradata Corp.	150,000	(8,734)	(8,316)

Total Short Sales		$(71,971)	$(70,975)

(2)	Market value includes $54 of dividends payable on short sales.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Securities

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value

Call - CBOE Iron Mountain, Inc.	$32.500	10/19/2013	6,000	$186	$285
Call - CBOE Iron Mountain, Inc.	30.000	11/16/2013	5,000	598	800
Call - CBOE Iron Mountain, Inc.	32.500	01/18/2014	3,500	459	412

				$1,243	$1,497

Total Purchased Options				$1,243	$1,497

Written Options:

Options on Securities

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value

Call - CBOE Iron Mountain, Inc.	$40.000	01/18/2014	3,500	$(51)	$(92)
Call - CBOE Valeant Pharmaceuticals International, Inc.	105.000	10/19/2013	1,500	(588)	(356)

				$(639)	$(448)

Total Written Options				$(639)	$(448)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability

E-mini S&P 500 Index December Futures	Short	12/2013	590	$(29)	$0	$(29)

Total Futures Contracts				$(29)	$0	$(29)

(f)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability

BOA	10/2013	CAD	7,620		$7,258	$0	$(140)
BPS	10/2013		$14,812	CAD	15,239	0	(17)
	10/2013		3,687	KRW	4,224,971	239	0
BRC	10/2013	KRW	4,224,971		$3,616	0	(310)
CBK	10/2013	EUR	15,898		21,200	0	(307)
	10/2013		$11,546	EUR	8,620	115	0
	11/2013		4,238		3,138	7	0
GLM	10/2013	CAD	7,619		$7,257	0	(140)
	10/2013		$9,718	EUR	7,278	130	(1)
	11/2013	EUR	3,138		$4,247	1	0

Total Forward Foreign Currency Contracts						$492	$(915)

(g)	Securities with an aggregate market value of $260 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Common Stocks
Bermuda
Financials	$20,900	$0	$0	$20,900
Canada
Energy	2,844	0	0	2,844
Industrials	1,371	0	0	1,371
Netherlands
Information Technology	13,768	0	0	13,768
United States
Consumer Discretionary	8,529	0	0	8,529
Consumer Staples	55,922	0	0	55,922
Financials	102,539	0	0	102,539
Health Care	39,242	0	0	39,242
Industrials	51,926	0	0	51,926
Information Technology	49,901	0	0	49,901
Materials	4,624	0	0	4,624
Exchange-Traded Notes
United States	4,410	0	0	4,410
Real Estate Investment Trusts
United States
Financials	54,142	0	0	54,142
Short-Term Instruments
Repurchase Agreements	0	1,077	0	1,077
U.S. Treasury Bills	0	260	0	260
	$410,118	$1,337	$0	$411,455
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$107,777	$0	$0	$107,777
Total Investments	$517,895	$1,337	$0	$519,232
Short Sales, at Value

Common Stocks	$(70,975)	$0	$0	$(70,975)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,497	0	1,497
Over the counter	0	492	0	492
	$0	$1,989	$0	$1,989

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(29)	(448)	0	(477)
Over the counter	0	(915)	0	(915)

	$(29)	$(1,363)	$0	$(1,392)

Totals	$446,891	$1,963	$0	$448,854

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO EqS Pathfinder Fund®

September 30, 2013 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 90.0%
COMMON STOCKS 86.5%
BELGIUM 1.5%
INDUSTRIALS 1.5%
bpost S.A. (a)	1,724,533	$32,989

Total Belgium		32,989

BERMUDA 3.1%
ENERGY 3.1%
North Atlantic Drilling Ltd.	2,605,422	24,914
Seadrill Ltd.	957,394	42,999

Total Bermuda		67,913

BRAZIL 0.7%
FINANCIALS 0.7%
Itau Unibanco Holding S.A. SP - ADR	1,085,992	15,334

Total Brazil		15,334

CANADA 0.9%
ENERGY 0.6%
Cameco Corp.	694,604	12,552

MATERIALS 0.3%
Silver Wheaton Corp.	312,936	7,751

Total Canada		20,303

DENMARK 1.9%
CONSUMER STAPLES 1.9%
Carlsberg A/S ‘B’	399,997	41,225

Total Denmark		41,225

FAEROE ISLANDS 0.7%
CONSUMER STAPLES 0.5%
Bakkafrost P/F	732,908	10,025

FINANCIALS 0.2%
BankNordik P/F	236,546	5,651

Total Faeroe Islands		15,676

FRANCE 9.7%
CONSUMER DISCRETIONARY 2.3%
Eutelsat Communications S.A.	1,023,087	32,336
JCDecaux S.A.	467,687	17,219

		49,555

CONSUMER STAPLES 4.7%
Carrefour S.A.	1,268,072	43,495
Danone S.A.	780,292	58,751

		102,246

ENERGY 1.4%
Bourbon S.A.	373,045	9,740
Total S.A.	368,180	21,340

		31,080

UTILITIES 1.3%
Suez Environnement Co.	1,771,625	28,756

Total France		211,637

GERMANY 3.0%
CONSUMER DISCRETIONARY 0.7%
Kabel Deutschland Holding AG (a)	128,696	15,130

HEALTH CARE 1.9%
Rhoen Klinikum AG	1,583,644	40,696

INDUSTRIALS 0.2%
Kloeckner & Co. SE	326,294	4,421

UTILITIES 0.2%
E.ON SE	280,492	4,991

Total Germany		65,238

HONG KONG 3.9%
CONSUMER DISCRETIONARY 0.3%
Television Broadcasts Ltd.	1,190,000	7,523

FINANCIALS 3.2%
AIA Group Ltd.	11,771,900	55,394
First Pacific Co. Ltd.	11,870,500	13,120

		68,514

INDUSTRIALS 0.4%
Jardine Matheson Holdings Ltd.	79,300	4,355
Jardine Strategic Holdings Ltd.	96,500	3,267

		7,622

Total Hong Kong		83,659

ISRAEL 0.5%
HEALTH CARE 0.5%
Teva Pharmaceutical Industries Ltd. SP - ADR	282,125	10,659

Total Israel		10,659

JAPAN 4.5%
CONSUMER DISCRETIONARY 0.9%
Nissan Motor Co. Ltd.	1,017,800	10,273
Toyota Motor Corp.	153,300	9,832

		20,105

CONSUMER STAPLES 0.4%
Kao Corp.	311,100	9,715

INDUSTRIALS 2.1%
FANUC Corp.	207,100	34,322
Komatsu Ltd.	422,300	10,544

		44,866

INFORMATION TECHNOLOGY 1.1%
Nintendo Co. Ltd.	202,842	22,975

Total Japan		97,661

NETHERLANDS 5.2%
CONSUMER STAPLES 1.9%
CSM	1,678,121	40,617

ENERGY 0.7%
Royal Dutch Shell PLC ‘A’	495,721	16,342

FINANCIALS 1.9%
ING Groep NV - Dutch Certificate (a)	3,584,354	40,672

INFORMATION TECHNOLOGY 0.7%
Gemalto NV	147,635	15,852

Total Netherlands		113,483

NORWAY 2.0%
CONSUMER STAPLES 2.0%
Marine Harvest ASA	39,676,251	42,371

Total Norway		42,371

SINGAPORE 0.8%
FINANCIALS 0.1%
Great Eastern Holdings Ltd.	85,220	1,159

INDUSTRIALS 0.7%
Keppel Corp. Ltd.	1,913,300	15,906

Total Singapore		17,065

SOUTH AFRICA 0.3%
MATERIALS 0.3%
AngloGold Ashanti Ltd. SP - ADR	549,984	7,304

Total South Africa		7,304

SOUTH KOREA 0.3%
CONSUMER DISCRETIONARY 0.3%
GS Home Shopping, Inc.	28,795	6,666

Total South Korea		6,666

SWEDEN 1.3%
INDUSTRIALS 1.3%
Loomis AB ‘B’	1,235,776	27,220

Total Sweden		27,220

SWITZERLAND 5.2%
CONSUMER STAPLES 1.4%
Nestle S.A.	439,153	30,624

FINANCIALS 0.7%
Swiss Re AG	190,961	15,821

HEALTH CARE 1.4%
Roche Holding AG	109,364	29,515

INFORMATION TECHNOLOGY 1.0%
Logitech International S.A.	2,427,692	21,368

MATERIALS 0.7%
Sika AG	4,982	14,537

Total Switzerland		111,865

UNITED KINGDOM 10.7%
CONSUMER STAPLES 7.8%
British American Tobacco PLC	1,190,466	62,653
Imperial Tobacco Group PLC	1,743,853	64,466
Reckitt Benckiser Group PLC	565,458	41,344

		168,463

ENERGY 2.4%
BP PLC	5,061,773	35,487
Ensco PLC ‘A’	312,632	16,804

		52,291

FINANCIALS 0.5%
Prudential PLC	591,542	11,005

Total United Kingdom		231,759

UNITED STATES 30.3%
CONSUMER STAPLES 6.0%
Altria Group, Inc.	838,957	28,818
Lorillard, Inc.	985,836	44,146
Philip Morris International, Inc.	250,009	21,648
Reynolds American, Inc.	430,220	20,986
Wal-Mart Stores, Inc.	183,996	13,609
WhiteWave Foods Co. ‘A’ (a)	89,300	1,783

		130,990

ENERGY 3.2%
Halliburton Co.	345,515	16,637
National Oilwell Varco, Inc.	302,866	23,657
Phillips 66	199,161	11,515
Pioneer Southwest Energy Partners LP	259,800	11,491
Rentech, Inc.	2,910,142	5,762

		69,062

FINANCIALS 8.8%
Alleghany Corp. (a)	54,543	22,343
BankUnited, Inc.	426,946	13,316
Berkshire Hathaway, Inc. ‘B’ (a)	453,261	51,450
Genworth Financial, Inc. ‘A’ (a)(e)	2,275,688	29,106
PHH Corp. (a)	467,217	11,092
SLM Corp.	1,128,579	28,101
ViewPoint Financial Group, Inc.	923,205	19,083
White Mountains Insurance Group Ltd.	28,917	16,414

		190,905

HEALTH CARE 2.0%
Life Technologies Corp. (a)	145,617	10,896
Merck & Co., Inc.	287,956	13,710
Pfizer, Inc. (e)	626,918	17,999

		42,605

INDUSTRIALS 4.2%
3M Co.	335,157	40,021
Brink’s Co.	124,605	3,526
Deere & Co.	343,846	27,986
General Dynamics Corp.	233,356	20,423

		91,956

INFORMATION TECHNOLOGY 5.8%
Apple, Inc.	24,384	11,625
Dell, Inc.	380,352	5,237
Intel Corp. (e)	2,327,049	53,336
Microsoft Corp. (e)	1,675,248	55,803

		126,001

MATERIALS 0.3%
Boise, Inc.	520,760	6,562

Total United States		658,081

Total Common Stocks (Cost $1,613,318)		1,878,108

EXCHANGE-TRADED FUNDS 1.2%
UNITED STATES 1.2%
SPDR Gold Trust	199,698	25,595

Total Exchange-Traded Funds (Cost $29,924)		25,595

PREFERRED STOCKS 0.2%
BRAZIL 0.2%
FINANCIALS 0.2%
Itau Unibanco Holding S.A.	346,280	4,915

Total Preferred Stocks (Cost $4,350)		4,915

REAL ESTATE INVESTMENT TRUSTS 1.5%
SINGAPORE 0.0%
FINANCIALS 0.0%
Keppel REIT	478,884	469

Total Singapore		469

UNITED STATES 1.5%
FINANCIALS 1.5%
American Capital Agency Corp.	928,341	20,953
NorthStar Realty Finance Corp.	1,082,347	10,044

Total United States		30,997

Total Real Estate Investment Trusts (Cost $36,307)		31,466

RIGHTS 0.3%
FRANCE 0.3%
HEALTH CARE 0.3%
Sanofi - Exp. 12/31/2020	2,604,991	5,262

Total Rights (Cost $5,401)		5,262

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (c) 0.0%		840

U.S. TREASURY BILLS 0.3%
0.027% due 02/27/2014 - 03/13/2014 (b)(h)	$5,976	5,976

Total Short-Term Instruments (Cost $6,815)		6,816

Total Investments in Securities (Cost $1,696,115)		1,952,162

	SHARES
INVESTMENTS IN AFFILIATES 12.6%
SHORT-TERM INSTRUMENTS 12.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 12.6%
PIMCO Short-Term Floating NAV Portfolio	27,369,276	273,884

Total Short-Term Instruments (Cost $273,869)		273,884

Total Investments in Affiliates (Cost $273,869)		273,884

Total Investments 102.6% (Cost $1,969,984)		$2,226,046
Securities Sold Short (d) (0.5%) (Proceeds $10,181)		(11,244)
Financial Derivative Instruments (f)(g) (0.2%) (Cost or Premiums, net $731)		(3,877)
Other Assets and Liabilities, net (1.9%)		(40,629)

Net Assets 100.0%		$2,170,296

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2013	10/01/2013	$840	Fannie Mae 2.200% due 10/17/2022	$(859)	$840	$840

Total Repurchase Agreements						$(859)	$840	$840

(1)	Includes accrued interest.

(d)	Short Sales:

(e)	Securities with an aggregate market value of $31,585 and cash of $16,759 have been pledged as collateral as of September 30, 2013 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions. Details of the listed equity options can be found in the Options on Securities table in the Financial Derivative Instruments: Exchange-Traded or Centrally Cleared section.

Description	Shares	Proceeds	Payable for Short Sales (2)
Pioneer Natural Resources Co.	59,540	$(10,181)	$(11,244)

(2)	Market value includes $2 of dividends payable on short sales.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Securities

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE Smithfield Foods, Inc.	$35.000	10/19/2013	3,990	$104	$0
Put - CBOE WhiteWave Foods Co.	25.000	10/19/2013	893	717	452

Total Purchased Options				$821	$452

Written Options: Options on Securities

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CBOE Smithfield Foods, Inc.	$34.000	10/19/2013	1,971	$(87)	$0
Call - CBOE WhiteWave Foods Co.	25.000	10/19/2013	893	(3)	(2)

Total Written Options				$(90)	$(2)

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2013	CHF	8,906		$9,696	$0	$(152)
	10/2013	DKK	4,260		765	0	(8)
	10/2013	EUR	119,830		159,950	0	(2,162)
	10/2013	GBP	63,844		99,153	0	(4,205)
	10/2013	JPY	61,800		636	7	0
	10/2013	NOK	11,385		1,896	6	(3)
	10/2013		$62,819	AUD	70,298	2,762	0
	10/2013		25,787	CAD	27,073	496	0
	10/2013		75,614	GBP	48,105	2,263	0
	10/2013		10,350	ZAR	102,992	0	(102)
	11/2013	DKK	7,325		$1,326	0	(3)
	11/2013	NOK	19,180		3,186	1	0
	11/2013		$9,628	CHF	8,883	198	0
BPS	10/2013	CHF	17,180		$18,497	0	(500)
	10/2013	NOK	581,158		95,049	0	(1,597)
	10/2013	SEK	3,350		514	0	(7)
	10/2013		$34,895	CHF	31,744	206	0
	10/2013		31,410	DKK	172,908	0	(46)
	10/2013		1,146	NOK	6,680	0	(35)
	11/2013	CHF	31,744		$34,904	0	(207)
	11/2013	DKK	180,698		32,832	46	(1)
	11/2013		$231	NOK	1,385	0	(1)
	01/2014		1,011	HKD	7,840	0	0
BRC	10/2013	GBP	315		$490	0	(20)
	10/2013	KRW	4,966,241		4,250	0	(365)
	10/2013		$3,130	AUD	3,347	0	(7)
	10/2013		23,709	GBP	14,770	202	0
	10/2013		800	HKD	6,202	0	0
	10/2013		8,235	ILS	29,038	5	0
	10/2013		96	JPY	9,530	1	0
	11/2013	EUR	12,532		$16,970	14	0
	11/2013	GBP	20,296		32,623	1	(226)
	11/2013	JPY	331,200		3,369	0	(1)
	11/2013	PLN	2,574		802	0	(20)
	11/2013		$6,763	EUR	5,017	25	0
	12/2013	ILS	29,038		$8,224	0	(5)
CBK	10/2013	CHF	5,977		6,362	0	(247)
	10/2013	EUR	11,453		15,077	0	(418)
	10/2013	GBP	3,142		4,876	0	(211)
	10/2013		$2,700	AUD	2,924	27	0
	10/2013		25,790	CAD	27,074	493	0
	10/2013		26,979	EUR	20,034	124	0
	10/2013		3,598	GBP	2,253	50	0
	10/2013		43,547	HKD	337,720	0	(2)
	10/2013		89,002	JPY	8,781,394	335	0
	11/2013	NOK	17,860		$2,979	13	0
	11/2013	SGD	1,146		914	0	0
	11/2013		$1,544	GBP	961	11	0
	01/2014	HKD	337,720		$43,557	4	0
DUB	10/2013	AUD	73,222		68,611	303	0
	10/2013		$7,216	ZAR	69,593	0	(292)
	10/2013	ZAR	172,585		$17,234	62	0
	11/2013	SGD	436		342	0	(5)
	11/2013		$68,463	AUD	73,222	0	(302)
	01/2014	ZAR	69,593		$7,115	292	0
FBF	11/2013	BRL	24,571		10,583	0	(417)
	11/2013	GBP	40		65	0	0
	11/2013	SGD	763		600	0	(8)
GLM	10/2013	HKD	32,896		4,242	0	0
	10/2013	SEK	547		85	0	0
	10/2013		$25,787	CAD	27,073	496	0
	10/2013		1,564	HKD	12,123	0	(1)
	11/2013		85	SEK	547	0	0
	01/2014	HKD	28,983		$3,738	1	0
HUS	10/2013	DKK	10,735		1,895	0	(52)
	10/2013	GBP	6,719		10,498	0	(380)
	10/2013	JPY	357,400		3,608	0	(28)
	10/2013	NOK	30,710		5,018	0	(89)
	10/2013	SEK	7,530		1,129	0	(42)
	10/2013		$101,807	NOK	609,843	0	(390)
	11/2013	CHF	1,344		$1,485	0	(2)
	11/2013	NOK	618,488		103,119	391	(1)
JPM	10/2013	HKD	348,233		44,912	12	0
	10/2013	ILS	29,038		7,991	0	(249)
	10/2013		$32,447	EUR	24,380	535	0
	10/2013		3,235	HKD	25,085	0	(1)
	11/2013	EUR	7,772		$10,481	0	(34)
	11/2013	GBP	3,869		6,191	0	(71)
	12/2013		$64	MXN	852	0	0
	01/2014	HKD	25,085		$3,236	1	0
MSC	10/2013	BRL	15,657		6,484	0	(580)
	10/2013		$6,905	BRL	15,657	160	0
	10/2013		867	SEK	5,713	22	0
	11/2013	BRL	15,657		$6,857	0	(153)
	11/2013	CHF	2,470		2,717	0	(15)
	01/2014	HKD	7,794		1,005	0	0
RBC	10/2013	DKK	162,223		28,764	0	(661)
RYL	10/2013	JPY	8,682,722		87,281	0	(1,052)
	11/2013	DKK	4,940		894	0	(2)
	11/2013		$87,297	JPY	8,682,722	1,053	0
SOG	10/2013		345	CHF	319	8	0
	10/2013		772	DKK	4,310	10	0
	10/2013		1,143	NOK	6,730	0	(24)
	11/2013	SEK	1,415		$220	0	0
UAG	10/2013		$8,675	CAD	8,957	20	0
	10/2013		135,373	EUR	100,388	437	0
	10/2013		14,068	GBP	8,892	327	0
	10/2013		12,272	JPY	1,216,400	103	0
	10/2013		4,524	KRW	4,966,241	90	0
	10/2013		868	SEK	5,714	21	0
	11/2013	CHF	1,913		$2,103	0	(13)
	11/2013	EUR	100,388		135,384	0	(437)
	11/2013	GBP	153		246	0	(2)
	11/2013		$337	NOK	1,995	0	(5)
	01/2014	KRW	4,966,241		$4,503	0	(85)

Total Forward Foreign Currency Contracts						$11,634	$(15,944)

Swap Agreements:

Total Return Swaps on Securities

								Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference	# of Shares	Financing Rate	Notional Amount		Maturity Date	Asset	Liability
BOA	Receive	Hiscox Ltd.	4,159,288	1-Month USD-LIBOR plus a specified spread	GBP	26,340	09/05/2014	$1,001	$0
	Receive	Lancashire Holdings Ltd.	3,630,782	1-Month USD-LIBOR plus a specified spread		27,895	09/05/2014	0	(30)
	Pay	Rentech Nitrogen Partners LP	81,078	1-Month USD-LIBOR plus a specified spread		$2,125	08/15/2014	134	0
DUB	Receive	GrainCorp Ltd.	921,414	1-Month USD-LIBOR plus a specified spread	AUD	11,361	08/29/2014	21	0
	Receive	Cermaq ASA	1,281,069	1-Month USD-LIBOR plus a specified spread	NOK	133,362	09/22/2014	177	0
JPM	Receive	Veolia Environnement S.A.	1,773,696	1-Month USD-LIBOR plus a specified spread	EUR	23,386	05/07/2014	0	(1,320)

Total Swap Agreements								$1,333	$(1,350)

(h)	Securities with an aggregate market value of $5,595 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2013.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Common Stocks
Belgium
Industrials	$32,989	$0	$0	$32,989
Bermuda
Energy	24,914	42,999	0	67,913
Brazil
Financials	15,334	0	0	15,334
Canada
Energy	12,552	0	0	12,552
Materials	7,751	0	0	7,751
Denmark
Consumer Staples	0	41,225	0	41,225
Faeroe Islands
Consumer Staples	10,025	0	0	10,025
Financials	0	5,651	0	5,651
France
Consumer Discretionary	17,219	32,336	0	49,555
Consumer Staples	0	102,246	0	102,246
Energy	0	31,080	0	31,080
Utilities	0	28,756	0	28,756
Germany
Consumer Discretionary	15,130	0	0	15,130
Health Care	40,696	0	0	40,696
Industrials	0	4,421	0	4,421
Utilities	0	4,991	0	4,991
Hong Kong
Consumer Discretionary	0	7,523	0	7,523
Financials	0	68,514	0	68,514
Industrials	0	7,622	0	7,622
Israel
Health Care	10,659	0	0	10,659
Japan
Consumer Discretionary	0	20,105	0	20,105
Consumer Staples	0	9,715	0	9,715
Industrials	0	44,866	0	44,866
Information Technology	0	22,975	0	22,975
Netherlands
Consumer Staples	0	40,617	0	40,617
Energy	0	16,342	0	16,342
Financials	0	40,672	0	40,672
Information Technology	15,852	0	0	15,852
Norway
Consumer Staples	0	42,371	0	42,371
Singapore
Financials	0	1,159	0	1,159
Industrials	0	15,906	0	15,906
South Africa
Materials	7,304	0	0	7,304
South Korea
Consumer Discretionary	6,666	0	0	6,666
Sweden
Industrials	0	27,220	0	27,220
Switzerland
Consumer Staples	0	30,624	0	30,624
Financials	0	15,821	0	15,821
Health Care	0	29,515	0	29,515
Information Technology	21,368	0	0	21,368
Materials	0	14,537	0	14,537
United Kingdom
Consumer Staples	0	168,463	0	168,463
Energy	16,804	35,487	0	52,291
Financials	0	11,005	0	11,005
United States
Consumer Staples	130,990	0	0	130,990
Energy	69,062	0	0	69,062
Financials	190,905	0	0	190,905
Health Care	42,605	0	0	42,605
Industrials	91,956	0	0	91,956
Information Technology	126,001	0	0	126,001
Materials	6,562	0	0	6,562
Exchange-Traded Funds
United States	25,595	0	0	25,595
Preferred Stocks
Brazil
Financials	4,915	0	0	4,915
Real Estate Investment Trusts
Singapore
Financials	0	469	0	469
United States
Financials	30,997	0	0	30,997
Rights
France
Health Care	5,262	0	0	5,262
Short-Term Instruments
Repurchase Agreements	0	840	0	840
U.S. Treasury Bills	0	5,976	0	5,976
	$980,113	$972,049	$0	$1,952,162

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	273,884	0	0	273,884
Total Investments	$1,253,997	$972,049	$0	$2,226,046

Short Sales, at Value

Common Stocks	$(11,244)	$0	$0	$(11,244)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	452	0	452
Over the counter	0	12,967	0	12,967
	$0	$13,419	$0	$13,419

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(2)	0	(2)
Over the counter	0	(17,294)	0	(17,294)

	$0	$(17,296)	$0	$(17,296)

Totals	$1,242,753	$968,172	$0	$2,210,925

Assets and liabilities valued at $17,219 transferred from Level 2 to Level 1 and assets and liabilities valued at $5,651 transferred from Level 1 to Level 2 during the period ended September 30, 2013.

See Accompanying Notes

1. BASIS FOR CONSOLIDATION FOR THE PIMCO EMERGING MULTI-ASSET FUND AND PIMCO EqS PATHFINDER FUND® (“Consolidated Funds”)

PIMCO Cayman Commodity Fund V and VI (each a “Commodity Subsidiary”), Cayman Islands exempted companies, were incorporated as wholly owned subsidiaries acting as investment vehicles for the Consolidated Funds in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information. Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Commodity Subsidiary. The consolidated financial statements include the accounts of the Consolidated Funds and their respective Commodity Subsidiaries. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Consolidated Funds and their respective Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Articles of Association of each Commodity Subsidiary, shares issued by each Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of each of the Commodity Subsidiaries and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of each of the Commodity Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of September 30, 2013 of each Commodity Subsidiary to its respective Consolidated Fund (amounts in thousands).

Fund Name	Subsidiary	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	% of Fund Net Assets

PIMCO Emerging Multi-Asset Fund	PIMCO Cayman Commodity Fund V	06/06/2011	07/01/2011	$60,180	$10	0.0%
PIMCO EqS Pathfinder Fund®	PIMCO Cayman Commodity Fund	06/06/2011	06/20/2011	2,170,296	25,689	1.2

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the investment adviser (the “Adviser”). The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale).

(b) Fair Value Hierarchy U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 1 or 2 as of period end have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are a result of a change, in the normal course of business, from the use of an exchange traded price or a trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services including valuation adjustments applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE (Level 2). Transfers from Level 2 to Level 1 are a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2013, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ending in 2010-2012, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Consolidated Funds may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative investments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-liked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private rulings in which the IRS specifically concluded that income derived from investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on the reasoning in such rulings, each Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through any investments in its Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Fund’s investments in its Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its Prospectus.

If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for income tax purposes. Note that the loss from the Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Fund as income for Federal income tax purposes.

As of September 30, 2013, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
PIMCO Dividend and Income Builder Fund	$604,136	$25,781	$(11,810)	$13,971
PIMCO EqS® Dividend Fund	608,470	47,982	(12,500)	35,482
PIMCO EqS® Emerging Markets Fund	462,156	33,396	(41,476)	(8,080)
PIMCO EqS® Long/Short Fund	493,358	28,517	(2,643)	25,874
PIMCO Emerging Multi-Asset Fund	65,470	0	(4,320)	(4,320)
PIMCO EqS Pathfinder Fund®	1,974,750	311,501	(60,205)	251,296

4. RELATED PARTY TRANSACTIONS

The PIMCO Emerging Multi-Asset Fund may invest assets in Institutional Class shares of the Underlying PIMCO Funds. The Underlying PIMCO Funds are considered to be affiliated with the PIMCO Emerging Multi-Asset Fund. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended September 30, 2013 (amounts in thousands):

PIMCO Emerging Multi-Asset Fund

Underlying PIMCO Funds	Market Value 06/30/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2013	Dividend Income	Net Capital Gain Distributions
PIMCO Emerging Local Bond Fund	$17,104	$1,223	$(1,547)	$(178)	$(89)	$16,513	$198	$0
PIMCO Emerging Markets Bond Fund	10,024	645	(2,587)	17	(32)	8,067	125	0
PIMCO Emerging Markets Corporate Bond Fund	2,241	1,651	(217)	(16)	23	3,682	21	0
PIMCO EqS® Emerging Markets Fund	32,271	2,039	(4,353)	(728)	1,965	31,194	0	0
PIMCO Short-Term Floating NAV Portfolio	1,723	3,600	(4,122)	1	0	1,202	0	0
Totals	$63,363	$9,158	$(12,826)	$(904)	$1,867	$60,658	$344	$0

Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Variable Insurance Trust, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Funds. The table below shows the Fund’s transactions in and earnings from investments in the Central Funds for the period ended September 30, 2013 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Fund Name	Market Value 06/30/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2013	Dividend Income	Net Capital Gain Distributions
PIMCO Dividend and Income Builder Fund	$28,734	$111,620	$(126,500)	$3	$(1)	$13,856	$20	$0
PIMCO EqS® Dividend Fund	19,574	110,212	(121,000)	(1)	1	8,786	12	0
PIMCO EqS® Emerging Markets Fund	9,903	150,822	(113,200)	2	3	47,530	22	0
PIMCO EqS® Long/Short Fund	136,702	343,269	(372,200)	6	0	107,777	70	0
PIMCO EqS Pathfinder Fund®	52,498	467,157	(245,800)	13	16	273,884	58	0

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RYL	Royal Bank of Scotland Group PLC
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SCX	Standard Chartered Bank
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SOG	Societe Generale
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co., Inc.	ULO	UBS AG London
FBF	Credit Suisse International	RBC	Royal Bank of Canada

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	PHP	Philippine Peso
BRL	Brazilian Real	HUF	Hungarian Forint	PLN	Polish Zloty
CAD	Canadian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
CHF	Swiss Franc	ILS	Israeli Shekel	SEK	Swedish Krona
CLP	Chilean Peso	INR	Indian Rupee	SGD	Singapore Dollar
CNY	Chinese Renminbi	JPY	Japanese Yen	THB	Thai Baht
COP	Colombian Peso	KRW	South Korean Won	TRY	Turkish New Lira
CZK	Czech Koruna	MXN	Mexican Peso	TWD	Taiwanese Dollar
DKK	Danish Krone	MYR	Malaysian Ringgit	USD	United States Dollar
EUR	Euro	NOK	Norwegian Krone	ZAR	South African Rand
GBP	British Pound	PEN	Peruvian New Sol

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	OTC	Over-the-Counter

Index Abbreviations:
CDX.IG	Credit Derivatives Index - Investment Grade	KOSPI	Korea Composite Stock Price Index

Other Abbreviations:
ADR	American Depositary Receipt	JSC	Joint Stock Company	SP - ADR	Sponsored American Depositary Receipt
ALT	Alternate Loan Trust	LIBOR	London Interbank Offered Rate	SP - GDR	Sponsored Global Depositary Receipt
ETN	Exchange Traded Notes	MSCI	Morgan Stanley Capital International	SPDR	Standard & Poor’s Depository Receipts
GDR	Global Depositary Receipt	REIT	Real Estate Investment Trust

Item 2. Controls and Procedures.

(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Equity Series

By:	/s/ Douglas M. Hodge
Douglas M. Hodge
Principal Executive Officer

Date:	November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas M. Hodge
Douglas M. Hodge
Principal Executive Officer

Date:	November 26, 2013

By:	/s/ Trent W. Walker
Trent W. Walker
Treasurer, Principal Financial Officer

Date:	November 26, 2013